UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

SEMI-ANNUAL REPORT
April 30, 2024

Shareholder Letter (unaudited)

June 2024

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2024.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•InfraCap REIT Preferred ETF (PFFR)

•Virtus InfraCap U.S. Preferred Stock ETF (PFFA)

•Virtus LifeSci Biotech Clinical Trials ETF (BBC)

•Virtus LifeSci Biotech Products ETF (BBP)

•Virtus Newfleet Multi-Sector Bond ETF (NFLT)

•Virtus Private Credit Strategy ETF (VPC)

•Virtus Real Asset Income ETF (VRAI)

•Virtus WMC International Dividend ETF (VWID)

•InfraCap MLP ETF (AMZA)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition (unaudited)

April 30, 2024

Asset Allocation as of 04/30/2024 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	68.1%
Financials	31.1%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	52.3%*
Real Estate	30.9%*
Utilities	15.2%
Industrials	10.5%
Energy	10.3%
Communication Services	7.0%
Consumer Discretionary	1.7%
Health Care	0.1%
Liabilities in Excess of Other Assets	(28.0)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	97.8%
Money Market Fund	9.1%
Liabilities in Excess of Other Assets	(6.9)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.3%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

Portfolio Composition (unaudited) (continued)

April 30, 2024

Asset Allocation as of 04/30/2024 (based on net assets)

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	33.1%
Foreign Bonds	19.8%
Mortgage Backed Securities	13.4%
Term Loans	13.2%
U.S. Government Securities	9.5%
Asset Backed Securities	6.8%
Money Market Fund	4.2%
Residential Mortgage Backed Securities	0.9%
Commercial Mortgage Backed Security	0.3%
Common Stocks	0.0%**
Liabilities in Excess of Other Assets	(1.2)%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	61.0%
Closed-End Funds	37.2%
Money Market Fund	7.4%
Liabilities in Excess of Other Assets	(5.6)%
Total	100.0%

Virtus Real Asset Income ETF
Energy	34.3%
Real Estate	31.2%
Utilities	15.9%
Materials	8.6%
Communication Services	6.2%
Consumer Staples	1.1%
Money Market Fund	2.5%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

**Amount rounds to less than 0.05%.

Portfolio Composition (unaudited) (continued)

April 30, 2024

Asset Allocation as of 04/30/2024 (based on net assets)

Virtus WMC International Dividend ETF
Financials	25.9%*
Industrials	11.0%
Energy	10.3%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Utilities	6.7%
Health Care	6.6%
Materials	6.3%
Information Technology	4.2%
Real Estate	2.0%
Other Assets in Excess of Liabilities	2.6%
Total	100.0%

InfraCap MLP ETF
Energy	136.2%
Utilities	0.2%
Written Options	(0.1)%
Liabilities in Excess of Other Assets	(36.3)%
Total	100.0%

*Amounts represent investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.

Shareholder Expense Examples (unaudited)

April 30, 2024

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus WMC International Dividend ETF and InfraCap MLP ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any . The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2023 to April 30, 2024).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$1,137.00	0.45%	$2.39
Hypothetical(1)	$1,000.00	$1,022.63	0.45%	$2.26
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1,000.00	$1,171.70	0.80%	$4.32
Hypothetical(1)	$1,000.00	$1,020.89	0.80%	$4.02
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1,000.00	$1,464.70	0.79%	$4.84
Hypothetical(1)	$1,000.00	$1,020.93	0.79%	$3.97
Virtus LifeSci Biotech Products ETF
Actual	$1,000.00	$1,133.30	0.79%	$4.19
Hypothetical(1)	$1,000.00	$1,020.93	0.79%	$3.97
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1,000.00	$1,074.80	0.49%	$2.53
Hypothetical(1)	$1,000.00	$1,022.43	0.49%	$2.46
Virtus Private Credit Strategy ETF
Actual	$1,000.00	$1,162.10	0.75%	$4.03
Hypothetical(1)	$1,000.00	$1,021.13	0.75%	$3.77
Virtus Real Asset Income ETF
Actual	$1,000.00	$1,111.10	0.55%	$2.89
Hypothetical(1)	$1,000.00	$1,022.13	0.55%	$2.77
Virtus WMC International Dividend ETF
Actual	$1,000.00	$1,115.20	0.49%	$2.58
Hypothetical(1)	$1,000.00	$1,022.43	0.49%	$2.46
InfraCap MLP ETF
Actual	$1,000.00	$1,187.00	0.95%	$5.17
Hypothetical(1)	$1,000.00	$1,020.14	0.95%	$4.77

1Assuming 5% return before expenses.

2Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

3Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 99.2%

Financials - 31.1%
ACRES Commercial Realty Corp., Series C, 8.63%	13,621	$330,309
AG Mortgage Investment Trust, Inc., Series B, 8.00%	4,364	81,645
AG Mortgage Investment Trust, Inc., Series C, 8.00%	7,838	187,485
AGNC Investment Corp., Series D, 9.92%	26,639	660,914
AGNC Investment Corp., Series E, 6.50%	45,243	1,105,287
AGNC Investment Corp., Series F, 6.13%	65,643	1,533,420
AGNC Investment Corp., Series G, 7.75%	16,136	372,419
Annaly Capital Management, Inc., Series F, 10.56%	3,694	93,421
Annaly Capital Management, Inc., Series G, 9.74%	49,115	1,236,225
Annaly Capital Management, Inc., Series I, 6.75%	49,370	1,238,693
Arbor Realty Trust, Inc., Series D, 6.38%	26,085	468,226
Arbor Realty Trust, Inc., Series E, 6.25%	15,746	277,759
Arbor Realty Trust, Inc., Series F, 6.25%	31,667	603,890
ARMOUR Residential REIT, Inc., Series C, 7.00%	19,233	398,123
Chimera Investment Corp., Series A, 8.00%	16,796	341,799
Chimera Investment Corp., Series B, 11.35%	36,853	913,586
Chimera Investment Corp., Series C, 7.75%	29,203	606,838
Chimera Investment Corp., Series D, 10.90%	22,924	556,365
Dynex Capital, Inc., Series C, 6.90%	12,209	295,702
Ellington Financial, Inc., 6.75%	6,668	159,699
Ellington Financial, Inc., Series C, 8.63%	5,855	136,539
Franklin BSP Realty Trust, Inc., Series E, 7.50%	29,292	588,476
Granite Point Mortgage Trust, Inc., Series A, 7.00%	9,015	153,255
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	8,734	172,059
Invesco Mortgage Capital, Inc., Series B, 7.75%	12,943	312,832
Invesco Mortgage Capital, Inc., Series C, 7.50%	22,157	487,897
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	37,832	693,839
MFA Financial, Inc., Series B, 7.50%	24,091	480,856
MFA Financial, Inc., Series C, 6.50%	31,574	699,364
New York Mortgage Trust, Inc., Series D, 8.00%	17,915	383,023
New York Mortgage Trust, Inc., Series E, 7.88%	21,610	506,971
New York Mortgage Trust, Inc., Series F, 6.88%	3,896	76,556
PennyMac Mortgage Investment Trust, Series A, 8.13%	13,042	301,270
PennyMac Mortgage Investment Trust, Series B, 8.00%	22,126	500,048
PennyMac Mortgage Investment Trust, Series C, 6.75%	28,967	546,028
Ready Capital Corp., 5.75%	17,503	423,223
Ready Capital Corp., Series E, 6.50%	13,042	239,842
Rithm Capital Corp., Series A, 7.50%	17,600	437,184
Rithm Capital Corp., Series B, 7.13%	33,076	817,308
Rithm Capital Corp., Series C, 6.38%	46,599	1,056,399
Rithm Capital Corp., Series D, 7.00%	53,310	1,197,343
TPG RE Finance Trust, Inc., Series C, 6.25%	23,400	382,356
Two Harbors Investment Corp., Series A, 8.13%	14,267	326,857
Two Harbors Investment Corp., Series B, 7.63%	32,039	724,081
Two Harbors Investment Corp., Series C, 7.25%	36,240	859,975
Total Financials		23,965,386

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate - 68.1%
Agree Realty Corp., Series A, 4.25%	47,555	$796,071
American Homes 4 Rent, Series G, 5.88%	8,724	190,968
American Homes 4 Rent, Series H, 6.25%	31,161	709,848
Armada Hoffler Properties, Inc., Series A, 6.75%	31,925	702,350
Chatham Lodging Trust, Series A, 6.63%	12,253	249,839
City Office REIT, Inc., Series A, 6.63%	18,361	315,075
DiamondRock Hospitality Co., 8.25%	29,948	760,080
Digital Realty Trust, Inc., Series J, 5.25%	55,763	1,178,272
Digital Realty Trust, Inc., Series K, 5.85%	56,250	1,280,812
Digital Realty Trust, Inc., Series L, 5.20%	90,535	1,919,342
DigitalBridge Group, Inc., Series H, 7.13%	57,359	1,283,694
DigitalBridge Group, Inc., Series I, 7.15%	91,511	2,046,186
DigitalBridge Group, Inc., Series J, 7.13%	81,567	1,851,571
Diversified Healthcare Trust, 5.63%	96,945	1,221,507
Diversified Healthcare Trust, 6.25%	77,065	1,095,094
EPR Properties, Series G, 5.75%	41,834	788,989
Federal Realty Investment Trust, Series C, 5.00%	41,730	861,724
Gladstone Commercial Corp., Series E, 6.63%	43,748	977,768
Gladstone Commercial Corp., Series G, 6.00%	11,504	219,956
Gladstone Land Corp., Series B, 6.00%	34,222	652,956
Gladstone Land Corp., Series C, 6.00%	52,978	1,017,178
Global Medical REIT, Inc., Series A, 7.50%	7,212	174,600
Global Net Lease, Inc., Series A, 7.25%	53,622	1,072,976
Global Net Lease, Inc., Series B, 6.88%	31,726	611,360
Global Net Lease, Inc., Series D, 7.50%	57,638	1,185,037
Global Net Lease, Inc., Series E, 7.38%	18,961	385,667
Hudson Pacific Properties, Inc., Series C, 4.75%	117,286	1,665,461
Kimco Realty Corp., Series L, 5.13%	60,407	1,309,020
Kimco Realty Corp., Series M, 5.25%	71,100	1,580,553
National Storage Affiliates Trust, Series A, 6.00%	57,860	1,258,455
Office Properties Income Trust, 6.38%	21,784	237,663
Pebblebrook Hotel Trust, Series E, 6.38%	5,686	115,540
Pebblebrook Hotel Trust, Series F, 6.30%	41,810	834,109
Pebblebrook Hotel Trust, Series G, 6.38%	62,139	1,234,702
Pebblebrook Hotel Trust, Series H, 5.70%	63,107	1,124,567
Public Storage, Series F, 5.15%	27,312	618,344
Public Storage, Series G, 5.05%	29,092	661,261
Public Storage, Series H, 5.60%	27,569	680,127
Public Storage, Series I, 4.88%	30,741	667,695
Public Storage, Series J, 4.70%	23,532	486,877
Public Storage, Series K, 4.75%	22,898	477,652
Public Storage, Series L, 4.63%	54,312	1,117,741
Public Storage, Series M, 4.13%	4,115	75,346
Public Storage, Series N, 3.88%	28,125	478,687
Public Storage, Series O, 3.90%	16,916	287,741
Public Storage, Series P, 4.00%	57,028	1,013,958
Public Storage, Series Q, 3.95%	14,995	258,064
Public Storage, Series R, 4.00%	41,149	729,572
Public Storage, Series S, 4.10%	4,326	77,652
Realty Income Corp., Series A, 6.00%	47,011	1,109,930

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Regency Centers Corp., Series B, 5.88%	16,199	$347,793
Saul Centers, Inc., Series E, 6.00%	7,627	154,065
SITE Centers Corp., Series A, 6.38%	48,729	1,056,932
SL Green Realty Corp., Series I, 6.50%	62,926	1,400,104
Summit Hotel Properties, Inc., Series E, 6.25%	11,009	229,978
Summit Hotel Properties, Inc., Series F, 5.88%	14,290	284,943
Sunstone Hotel Investors, Inc., Series H, 6.13%	30,909	633,635
Sunstone Hotel Investors, Inc., Series I, 5.70%	12,633	246,722
UMH Properties, Inc., Series D, 6.38%	71,334	1,555,081
Vornado Realty Trust, Series L, 5.40%	82,992	1,277,247
Vornado Realty Trust, Series M, 5.25%	88,490	1,336,199
Vornado Realty Trust, Series N, 5.25%	83,191	1,237,882
Vornado Realty Trust, Series O, 4.45%	82,355	1,050,026
Total Real Estate		52,460,244

TOTAL INVESTMENTS - 99.2%
(Cost $83,409,710)		76,425,630
Other Assets in Excess of Liabilities - 0.8%		631,849
Net Assets - 100.0%		$77,057,479

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$76,425,630	$—	$—	$76,425,630
Total	$76,425,630	$—	$—	$76,425,630

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 128.0%

Communication Services - 7.0%
Liberty Broadband Corp., Series A, 7.00%(1)	65,330	$1,452,939
Qwest Corp., 6.50%(1)	117,578	1,142,858
Qwest Corp., 6.75%(1)	64,424	633,288
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	532,574	9,234,833
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	1,104,080	16,605,363
United States Cellular Corp., 5.50%(1)	1,466,568	25,965,031
United States Cellular Corp., 6.25%(1)	533,040	10,266,351
Total Communication Services		65,300,663

Consumer Discretionary - 1.7%
Ford Motor Co., 6.00%(1)	656,674	15,760,176

Energy - 10.3%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)(1)	14,424	245,785
Energy Transfer LP, Series E, 7.60%(1)	197,649	4,929,366
Energy Transfer LP, Series I, 9.25%(1)	2,415,368	26,496,587
GasLog Partners LP, Series A, 8.63% (Greece)(1)	561,613	13,759,518
GasLog Partners LP, Series B, 11.43% (Greece)(1)	125,884	3,194,936
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	501,853
NuStar Energy LP, Series A, 12.36%(1)	697,345	17,831,112
NuStar Energy LP, Series B, 11.23%(1)	996,083	25,410,077
NuStar Energy LP, Series C, 12.47%(1)	119,219	3,046,045
Total Energy		95,415,279

Financials - 52.3%†
Abacus Life, Inc., 9.88%(1)	225,876	5,714,663
ACRES Commercial Realty Corp., Series C, 8.63%	2,713	65,790
Affiliated Managers Group, Inc., 4.20%	2,972	49,216
Affiliated Managers Group, Inc., 6.75%*	955,519	24,461,286
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	9,072	169,726
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	310,047	7,416,324
AGNC Investment Corp., Series D, 9.92%(1)	56,927	1,412,359
AGNC Investment Corp., Series G, 7.75%(1)	253,796	5,857,612
American Equity Investment Life Holding Co., Series A, 5.95%(1)	233,492	5,629,492
American Equity Investment Life Holding Co., Series B, 6.63%(1)	8,955	220,024
Arbor Realty Trust, Inc., Series E, 6.25%(1)	41,302	728,567
Argo Group International Holdings, Inc., 7.00%(1)	13,748	334,076
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	494,853	10,243,457
Athene Holding Ltd., 7.25%*	624,779	15,563,245
Atlanticus Holdings Corp., 9.25%	176,743	4,307,227
Atlanticus Holdings Corp., Series B, 7.63%(1)	29,892	662,706
B Riley Financial, Inc., 5.25%(1)	36,209	623,157

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
B Riley Financial, Inc., 6.00%(1)	91,596	$1,724,753
B Riley Financial, Inc., 6.38%(1)	87,760	2,111,506
B Riley Financial, Inc., Series B, 7.38%(1)	58,905	1,299,444
Banc of California, Inc., Series F, 7.75%(1)	585,448	13,307,233
Bank of America Corp., Series 4, 6.35%(1)	6,241	139,174
Bank OZK, Series A, 4.63%(1)	160,434	2,749,839
Brighthouse Financial, Inc., 6.25%(1)	5,616	126,192
Brighthouse Financial, Inc., Series C, 5.38%(1)	42,845	788,776
Brighthouse Financial, Inc., Series D, 4.63%(1)	136,737	2,108,485
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	94,041	1,605,280
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	7,322	159,620
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	11,700	251,550
Chimera Investment Corp., Series A, 8.00%(1)	383,286	7,799,870
Chimera Investment Corp., Series B, 11.35%(1)	387,906	9,616,190
Chimera Investment Corp., Series C, 7.75%(1)	518,343	10,771,168
Chimera Investment Corp., Series D, 10.90%(1)	510,126	12,380,758
Citizens Financial Group, Inc., Series D, 9.21%(1)	29,007	733,007
CNO Financial Group, Inc., 5.13%(1)	2,645	53,270
Compass Diversified Holdings, Series A, 7.25%(1)	359,924	8,728,157
Compass Diversified Holdings, Series B, 7.88%(1)	4,291	108,991
Dime Community Bancshares, Inc., 5.50%(1)	8,119	138,510
Eagle Point Income Co., Inc., Series B, 7.75%(1)	11,877	292,174
Eagle Point Income Co., Inc., Series C, 8.00%*	50,955	1,269,630
Ellington Financial, Inc., 6.75%(1)	687,517	16,466,032
Enstar Group Ltd., Series D, 7.00%(1)	41,395	1,055,572
Enterprise Financial Services Corp., Series A, 5.00%(1)	204,004	3,906,677
F&G Annuities & Life, Inc., 7.95%	98,616	2,564,016
First Horizon Corp., Series D, 6.10%(1)	199,330	4,981,257
First Horizon Corp., Series E, 6.50%	209	4,953
First Horizon Corp., Series F, 4.70%	26	455
Goldman Sachs Group, Inc., Series A, 6.31%(1)	6,424	145,761
Goldman Sachs Group, Inc., Series C, 6.31%(1)	21,478	501,511
Goldman Sachs Group, Inc., Series D, 6.23%(1)	6,118	138,328
Heartland Financial USA, Inc., Series E, 7.00%(1)	11,444	287,244
Huntington Bancshares, Inc., Series J, 6.88%(1)	44,669	1,109,578
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	359,566	8,690,710
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	446,724	9,836,862
Jackson Financial, Inc., 8.00%(1)	66,170	1,732,331
Kemper Corp., 5.88%(1)	356,922	7,977,207
KeyCorp, Series E, 6.13%	49,566	1,142,992
KeyCorp, Series F, 5.65%	2,938	60,435
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(1)	15,474	283,793
Merchants Bancorp, Series B, 6.00%(1)	155,893	3,844,321
Merchants Bancorp, Series C, 6.00%(1)	142,018	2,749,468
MFA Financial, Inc., 8.88%	5,474	137,288
MFA Financial, Inc., 9.00%*	98,014	2,474,844

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
MFA Financial, Inc., Series B, 7.50%(1)	382,488	$7,634,460
MFA Financial, Inc., Series C, 6.50%(1)	796,522	17,642,962
MidCap Financial Investment Corp., 8.00%	149,419	3,780,301
Morgan Stanley, Series A, 6.29%(1)	74,274	1,645,912
Navient Corp., 6.00%(1)	59,977	1,122,170
New York Community Bancorp, Inc., Series A, 6.38%	1,000	15,620
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,131,368	24,188,648
New York Mortgage Trust, Inc., Series E, 7.88%(1)	646,210	15,160,087
New York Mortgage Trust, Inc., Series F, 6.88%(1)	55,038	1,081,497
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	67,747	1,514,145
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	172,986	3,995,977
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	584,591	13,211,757
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	104,930	1,977,931
Prospect Capital Corp., Series A, 5.35%(1)	569,581	9,796,793
Redwood Trust, Inc., 10.00%(1)	103,613	2,536,135
Rithm Capital Corp., Series A, 7.50%(1)	5,627	139,775
Rithm Capital Corp., Series B, 7.13%(1)	17,071	421,824
Rithm Capital Corp., Series D, 7.00%(1)	57,750	1,297,065
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	80,640	1,850,688
SLM Corp., Series B, 7.29%(1)	391,074	31,086,472
State Street Corp., Series G, 5.35%	13,381	318,200
Synchrony Financial, Series A, 5.63%(1)	513,767	9,145,053
Synchrony Financial, Series B, 8.25%*	461,704	11,602,622
Synovus Financial Corp., Series E, 5.88%(1)	224,127	5,567,315
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	127,920	2,439,434
TPG Operating Group II LP, 6.95%*	5,667	146,152
Trinity Capital, Inc., 7.88%*	267,819	6,842,775
Two Harbors Investment Corp., Series A, 8.13%(1)	15,318	350,935
Two Harbors Investment Corp., Series B, 7.63%(1)	561,033	12,679,346
Two Harbors Investment Corp., Series C, 7.25%(1)	862,438	20,465,654
US Bancorp, Series A, 6.61%(1)	26,633	22,957,646
US Bancorp, Series B, 6.19%(1)	245,959	4,894,584
Valley National Bancorp, Series A, 6.25%	551,000	12,083,430
Valley National Bancorp, Series B, 9.14%	99,649	2,415,492
WesBanco, Inc., Series A, 6.75%	27,730	666,075
Wintrust Financial Corp., Series E, 6.88%(1)	12,091	303,726
Total Financials		484,792,797

Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	27,893	697,325

Industrials - 10.5%
Air Lease Corp., Series A, 9.24%(1)	26,352	671,712
Alta Equipment Group, Inc., Series A, 10.00%(1)	3,778	98,879
Atlas Corp., Series D, 7.95% (Canada)	4,797	118,534
Atlas Corp., Series H, 7.88% (Canada)(1)	67,204	1,632,385

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials (continued)
Babcock & Wilcox Enterprises, Inc., 6.50%	35,678	$591,541
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	547,630	10,404,970
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,105,375	11,551,169
FTAI Aviation Ltd., Series A, 8.25%(1)	143,417	3,624,148
FTAI Aviation Ltd., Series B, 8.00%(1)	1,038,798	26,333,529
FTAI Aviation Ltd., Series C, 8.25%(1)	37,988	956,918
FTAI Aviation Ltd., Series D, 9.50%	16,926	427,382
Pitney Bowes, Inc., 6.70%(1)	602,655	9,895,595
Triton International Ltd., 6.88% (Bermuda)(1)	314,156	7,162,757
Triton International Ltd., 7.38% (Bermuda)(1)	638,440	15,641,780
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	384,861	7,743,403
Total Industrials		96,854,702

Real Estate - 30.9%†
Armada Hoffler Properties, Inc., Series A, 6.75%	4,466	98,252
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	368,565	5,145,167
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	82,721	1,532,820
City Office REIT, Inc., Series A, 6.63%(1)	130,834	2,245,111
CTO Realty Growth, Inc., Series A, 6.38%(1)	201,401	4,416,724
DiamondRock Hospitality Co., 8.25%(1)	65,970	1,674,319
DigitalBridge Group, Inc., Series H, 7.13%(1)	568,115	12,714,414
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,008,291	22,545,387
DigitalBridge Group, Inc., Series J, 7.13%(1)	465,713	10,571,685
Diversified Healthcare Trust, 5.63%(1)	731,839	9,221,171
Diversified Healthcare Trust, 6.25%(1)	598,244	8,501,047
EPR Properties, Series C, 5.75%(1)	77,748	1,467,105
EPR Properties, Series E, 9.00%(1)	481,906	13,001,824
EPR Properties, Series G, 5.75%(1)	392,485	7,402,267
Gladstone Commercial Corp., Series G, 6.00%(1)	17,428	333,223
Global Net Lease, Inc., Series A, 7.25%(1)	532,658	10,658,487
Global Net Lease, Inc., Series B, 6.88%(1)	564,443	10,876,817
Global Net Lease, Inc., Series D, 7.50%(1)	1,310,805	26,950,151
Global Net Lease, Inc., Series E, 7.38%(1)	330,268	6,717,651
Healthcare Trust, Inc., Series B, 7.13%(1)	370,608	5,099,566
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	190,079	2,699,122
Kimco Realty Corp., Series N, 7.25%(1)	291,251	16,071,230
LXP Industrial Trust, Series C, 6.50%(1)	26,910	1,264,770
Office Properties Income Trust, 6.38%(1)	167,599	1,828,505
Pebblebrook Hotel Trust, Series E, 6.38%(1)	44,692	908,141
Pebblebrook Hotel Trust, Series F, 6.30%(1)	367,808	7,337,770
Pebblebrook Hotel Trust, Series G, 6.38%(1)	113,064	2,246,582
Pebblebrook Hotel Trust, Series H, 5.70%(1)	77,711	1,384,810
Regency Centers Corp., Series B, 5.88%(1)	255,692	5,489,707
Rexford Industrial Realty, Inc., Series B, 5.88%	2,140	45,796
RLJ Lodging Trust, Series A, 1.95%(1)	1,017,719	25,412,443
Saul Centers, Inc., Series E, 6.00%(1)	541,570	10,939,714
SL Green Realty Corp., Series I, 6.50%(1)	385,366	8,574,393

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
Summit Hotel Properties, Inc., Series E, 6.25%(1)	309,281	$6,460,880
Summit Hotel Properties, Inc., Series F, 5.88%(1)	103,093	2,055,674
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	7,437	152,459
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	71,409	1,394,618
Vornado Realty Trust, Series L, 5.40%(1)	332,421	5,115,959
Vornado Realty Trust, Series M, 5.25%(1)	570,129	8,608,948
Vornado Realty Trust, Series N, 5.25%(1)	571,195	8,499,382
Vornado Realty Trust, Series O, 4.45%(1)	642,777	8,195,407
Total Real Estate		285,859,498

Utilities - 15.2%
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	588,820	12,577,195
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)(1)	4,304	66,927
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)	404,249	10,037,503
Eagle Point Credit Co., Inc., Series F, 8.00%	85,176	2,113,395
NextEra Energy, Inc., 6.93%(1)	727,781	29,704,382
SCE Trust II, 5.10%	2,724	53,963
SCE Trust III, Series H, 8.58%(1)	1,482,809	37,470,583
SCE Trust IV, Series J, 5.38%(1)	757,275	17,864,117
SCE Trust VI, 5.00%(1)	703,183	13,937,087
South Jersey Industries, Inc., 5.63%(1)	5,636	78,299
Spire, Inc., Series A, 5.90%(1)	7,959	191,573
UGI Corp., 7.25%(1)	270,693	16,414,824
Total Utilities		140,509,848

Total Preferred Stocks
(Cost $1,201,347,484)		1,185,190,288

Security Description	Shares	Value

COMMON STOCK - 0.0%(2)
Utilities - 0.0%(2)
AES Corp. (The)
(Cost $16,516)	934	$16,719

TOTAL INVESTMENTS - 128.0%
(Cost $1,201,364,000)		1,185,207,007
Liabilities in Excess of Other Assets - (28.0)%		(259,319,201)
Net Assets - 100.0%		$925,887,806

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2024 was $792,622,325.

(2)Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,185,190,288	$—	$—	$1,185,190,288
Common Stock	16,719	—	—	16,719
Total	$1,185,207,007	$—	$—	$1,185,207,007

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 97.8%

Health Care - 97.8%
4D Molecular Therapeutics, Inc.*	5,215	$124,795
89bio, Inc.*	8,038	68,403
AbCellera Biologics, Inc. (Canada)*(1)	15,812	59,769
ACELYRIN, Inc.*(1)	11,901	49,746
Agenus, Inc.*	5,690	68,963
Akero Therapeutics, Inc.*	3,879	77,153
Alector, Inc.*	10,829	55,011
Allakos, Inc.*	27,504	28,879
Allogene Therapeutics, Inc.*	31,967	88,229
Alpine Immune Sciences, Inc.*	4,591	296,533
ALX Oncology Holdings, Inc.*	6,566	111,753
AnaptysBio, Inc.*	4,551	110,771
Apogee Therapeutics, Inc.*(1)	3,727	187,468
Arcellx, Inc.*	1,688	84,434
Arcturus Therapeutics Holdings, Inc.*	3,087	78,935
Arcus Biosciences, Inc.*	4,911	74,795
Ardelyx, Inc.*	14,940	95,616
Arrowhead Pharmaceuticals, Inc.*	3,031	68,561
Arvinas, Inc.*	2,431	77,233
Avidity Biosciences, Inc.*	10,789	260,339
Beam Therapeutics, Inc.*(1)	2,911	61,771
Belite Bio, Inc.*(2)	1,959	79,535
Bicycle Therapeutics PLC (United Kingdom)*(2)	5,774	135,400
Biohaven Ltd.*	2,303	89,356
Biomea Fusion, Inc.*(1)	6,166	66,223
Cabaletta Bio, Inc.*	4,215	44,869
Caribou Biosciences, Inc.*	14,044	50,980
Cassava Sciences, Inc.*(1)	2,879	63,770
Celldex Therapeutics, Inc.*(1)	2,399	89,771
Cogent Biosciences, Inc.*	17,467	113,536
Compass Pathways PLC (United Kingdom)*(2)	11,221	96,164
Crinetics Pharmaceuticals, Inc.*	2,479	108,630
Cullinan Therapeutics, Inc.*	10,181	274,989
CureVac NV (Germany)*	14,988	37,770
Cytokinetics, Inc.*	2,367	145,144
Day One Biopharmaceuticals, Inc.*(1)	6,078	103,934
Denali Therapeutics, Inc.*	3,735	57,668
Disc Medicine, Inc.*	1,488	41,426
Dynavax Technologies Corp.*(1)	6,382	72,563
Dyne Therapeutics, Inc.*	7,326	185,421
Editas Medicine, Inc.*	7,990	41,628
Exscientia PLC (United Kingdom)*(1)(2)	14,684	72,686
Geron Corp.*	39,205	154,076
Ideaya Biosciences, Inc.*	2,535	103,048
IGM Biosciences, Inc.*(1)	13,332	128,387
Immatics NV (Germany)*	8,837	87,751
ImmunityBio, Inc.*(1)	21,290	170,107
Immunovant, Inc.*	2,031	55,731
Inhibrx, Inc.*	3,143	106,988
Intellia Therapeutics, Inc.*	2,719	58,187

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Iovance Biotherapeutics, Inc.*	11,237	$132,372
iTeos Therapeutics, Inc.*	8,046	86,414
Keros Therapeutics, Inc.*	2,567	144,753
Krystal Biotech, Inc.*	744	113,921
Kura Oncology, Inc.*	7,254	142,323
Kymera Therapeutics, Inc.*(1)	3,407	114,543
Liquidia Corp.*	11,885	152,722
Lyell Immunopharma, Inc.*	42,892	93,076
MacroGenics, Inc.*	9,309	137,587
Madrigal Pharmaceuticals, Inc.*(1)	368	75,079
Merus NV (Netherlands)*	3,431	154,086
Mineralys Therapeutics, Inc.*	10,501	128,637
MoonLake Immunotherapeutics*	1,504	61,529
Morphic Holding, Inc.*	2,935	80,037
Neumora Therapeutics, Inc.*(1)	5,918	53,795
Novavax, Inc.*(1)	15,228	65,937
Nurix Therapeutics, Inc.*	9,693	116,510
Nuvalent, Inc. Class A*(1)	1,096	75,492
Olema Pharmaceuticals, Inc.*	7,030	71,495
ORIC Pharmaceuticals, Inc.*	9,437	83,329
Phathom Pharmaceuticals, Inc.*(1)	9,701	87,600
Pliant Therapeutics, Inc.*	5,167	61,074
Precigen, Inc.*	68,764	90,768
Protagonist Therapeutics, Inc.*	4,175	104,834
Prothena Corp. PLC (Ireland)*	2,223	45,216
RAPT Therapeutics, Inc.*	4,479	34,488
Recursion Pharmaceuticals, Inc. Class A*(1)	9,093	71,107
REGENXBIO, Inc.*	4,159	63,841
Relay Therapeutics, Inc.*	8,702	56,737
Replimune Group, Inc.*	11,165	70,898
REVOLUTION Medicines, Inc.*	3,311	123,434
Rocket Pharmaceuticals, Inc.*	3,063	65,916
Sana Biotechnology, Inc.*	21,714	195,426
Scholar Rock Holding Corp.*	4,671	68,524
Scilex Holding Co. (Singapore)*(3)(4)	17,635	13,542
Soleno Therapeutics, Inc.*	2,327	103,924
Spyre Therapeutics, Inc.*	5,838	192,829
Structure Therapeutics, Inc.*(2)	1,480	58,371
Summit Therapeutics, Inc.*(1)	32,815	128,963
Syndax Pharmaceuticals, Inc.*	4,359	92,106
Tango Therapeutics, Inc.*	8,502	65,465
Terns Pharmaceuticals, Inc.*	13,372	67,529
TG Therapeutics, Inc.*(1)	4,815	65,773
uniQure NV (Netherlands)*	10,693	47,156
Vaxcyte, Inc.*	1,432	86,708
Vera Therapeutics, Inc.*	5,886	232,556
Verve Therapeutics, Inc.*(1)	6,046	36,336
Viking Therapeutics, Inc.*(1)	4,511	358,985
Vir Biotechnology, Inc.*	8,630	73,010
Viridian Therapeutics, Inc.*	4,479	59,392

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Xencor, Inc.*	4,087	$85,582
Xenon Pharmaceuticals, Inc. (Canada)*	2,103	85,487
Zentalis Pharmaceuticals, Inc.*	5,790	64,037
Zymeworks, Inc.*	9,605	82,411
Total Health Care		10,188,557
Total Common Stocks
(Cost $12,300,119)		10,188,557

SECURITIES LENDING COLLATERAL - 9.1%
Money Market Fund - 9.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(5)(6)
(Cost $953,505)	953,505	953,505

Security Description	Shares	Value
TOTAL INVESTMENTS - 106.9%
(Cost $13,253,624)		$11,142,062
Liabilities in Excess of Other Assets - (6.9)%		(719,609)
Net Assets - 100.0%		$10,422,453

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,699,800; total market value of collateral held by the Fund was $1,765,334. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $811,829.

(2)American Depositary Receipts.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Restricted security. See Note 5.

(5)Represents securities purchased with cash collateral received for securities on loan.

(6)The rate shown reflects the seven-day yield as of April 30, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$10,175,015	$—	$13,542	$10,188,557
Money Market Fund	953,505	—	—	953,505
Total	$11,128,520	$—	$13,542	$11,142,062

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2024.

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.3%

Health Care - 99.3%
ACADIA Pharmaceuticals, Inc.*	13,579	$226,905
ADMA Biologics, Inc.*	94,312	614,914
Agios Pharmaceuticals, Inc.*	16,395	532,838
Alnylam Pharmaceuticals, Inc.*	2,043	294,090
Amgen, Inc.	1,381	378,311
Amicus Therapeutics, Inc.*	30,604	305,734
Amylyx Pharmaceuticals, Inc.*	25,849	46,787
Apellis Pharmaceuticals, Inc.*	7,302	322,675
Ascendis Pharma A/S (Denmark)*(1)	3,172	439,132
Aurinia Pharmaceuticals, Inc. (Canada)*	42,195	214,773
Axsome Therapeutics, Inc.*(2)	5,200	383,552
BeiGene Ltd. (China)*(1)	2,031	312,652
BioCryst Pharmaceuticals, Inc.*	59,257	244,731
Biogen, Inc.*	1,486	319,223
BioMarin Pharmaceutical, Inc.*	3,904	315,287
BioNTech SE (Germany)*(1)	3,665	325,525
Bluebird Bio, Inc.*	115,461	102,425
Blueprint Medicines Corp.*	4,546	415,232
Bridgebio Pharma, Inc.*	10,611	271,854
CRISPR Therapeutics AG (Switzerland)*(2)	6,054	320,801
Deciphera Pharmaceuticals, Inc.*	24,069	608,224
Exelixis, Inc.*	16,346	383,477
Gilead Sciences, Inc.	4,659	303,767
Halozyme Therapeutics, Inc.*	9,659	368,008
Harmony Biosciences Holdings, Inc.*	11,280	348,665
Immunocore Holdings PLC (United Kingdom)*(1)(2)	5,962	352,235
Incyte Corp.*	5,969	310,686
Insmed, Inc.*	13,193	326,131
Intra-Cellular Therapies, Inc.*	5,833	418,868
Ionis Pharmaceuticals, Inc.*	7,648	315,556
Ironwood Pharmaceuticals, Inc.*	33,277	257,897
Kiniksa Pharmaceuticals Ltd. Class A*	22,347	418,336
Legend Biotech Corp.*(1)	6,207	271,494
Lexicon Pharmaceuticals, Inc.*(2)	293,092	451,362
Ligand Pharmaceuticals, Inc.*	5,628	393,341
Mirum Pharmaceuticals, Inc.*	11,015	276,587
Moderna, Inc.*	4,437	489,445
Neurocrine Biosciences, Inc.*	3,140	431,876
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
PTC Therapeutics, Inc.*	13,805	443,831

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Regeneron Pharmaceuticals, Inc.*	435	$387,437
Rhythm Pharmaceuticals, Inc.*	8,874	352,830
Roivant Sciences Ltd.*	34,233	373,140
Sage Therapeutics, Inc.*	17,965	250,432
Sarepta Therapeutics, Inc.*	4,031	510,566
SpringWorks Therapeutics, Inc.*	10,987	512,983
Tarsus Pharmaceuticals, Inc.*	19,928	626,337
Theravance Biopharma, Inc.*	34,607	292,083
Travere Therapeutics, Inc.*(2)	44,150	244,150
Ultragenyx Pharmaceutical, Inc.*	8,299	353,039
United Therapeutics Corp.*	1,500	351,495
Vertex Pharmaceuticals, Inc.*	937	368,063
Zai Lab Ltd. (China)*(1)(2)	12,613	199,285
Total Health Care		18,379,067

Total Common Stocks
(Cost $19,650,520)		18,379,067

SECURITIES LENDING COLLATERAL - 1.5%

Money Market Fund - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(4)(5)
(Cost $288,993)	288,993	288,993

TOTAL INVESTMENTS - 100.8%
(Cost $19,939,513)		18,668,060
Liabilities in Excess of Other Assets - (0.8)%		(156,174)
Net Assets - 100.0%		$18,511,886

*Non-income producing security.

(1)American Depositary Receipts.

(2)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,265,688; total market value of collateral held by the Fund was $1,330,522. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,041,529.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,379,067	$0	$—	$18,379,067
Money Market Fund	288,993	—	—	288,993
Total	$18,668,060	$0	$—	$18,668,060

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS – 33.1%

Communication Services – 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$245,000	$203,779
Cmg Media Corp., 8.88%, 12/15/27(1)	140,000	76,515
CSC Holdings LLC, 11.75%, 01/31/29(1)	200,000	177,810
DISH DBS Corp., 5.88%, 11/15/24	55,000	51,857
DISH DBS Corp., 7.75%, 07/01/26	105,000	65,989
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	104,752
Gray Television, Inc., 5.38%, 11/15/31(1)	115,000	69,249
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	20,703
Millennium Escrow Corp., 6.63%, 08/01/26(1)	200,000	114,961
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	17,738
Sprint Capital Corp., 8.75%, 03/15/32	160,000	189,047
T-Mobile USA, Inc., 5.05%, 07/15/33	96,000	92,019
Univision Communications, Inc., 6.63%, 06/01/27(1)	180,000	173,855
Total Communication Services		1,358,274

Consumer Discretionary – 2.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	255,000	228,133
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	64,610
Ford Motor Co., 3.25%, 02/12/32	105,000	84,609
Ford Motor Co., 4.75%, 01/15/43	80,000	63,025
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	175,000	175,735
Meritage Homes Corp., 3.88%, 04/15/29(1)	311,000	282,235
Newell Brands, Inc., 6.63%, 09/15/29	111,000	107,421
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	133,518
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	115,000	114,575
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	35,000	33,303
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	200,000	195,557
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	4,000	4,275
Royal Caribbean Cruises Ltd., 6.25%, 03/15/32(1)	10,000	9,865
Tapestry, Inc., 7.85%, 11/27/33	140,000	146,304
Wand Newco 3, Inc., 7.63%, 01/30/32(1)	5,000	5,087
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	205,000	187,679
Total Consumer Discretionary		1,835,931

Consumer Staples – 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	185,000	172,693
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	50,000	50,069
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	14,000	13,445

Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Staples (continued)
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	$80,000	$47,060
Pilgrim’s Pride Corp., 6.25%, 07/01/33	208,000	207,087
Post Holdings, Inc., 6.25%, 02/15/32(1)	55,000	54,335
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	255,000	228,921
Total Consumer Staples		773,610

Energy – 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	180,000	176,328
Antero Resources Corp., 5.38%, 03/01/30(1)	200,000	190,314
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	175,000	178,738
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	119,966
Civitas Resources, Inc., 8.75%, 07/01/31(1)	175,000	185,849
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	135,000	135,493
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53(1)	70,000	72,251
Columbia Pipelines Operating Co. LLC, 6.71%, 08/15/63(1)	25,000	25,834
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	49,762
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	49,302
CVR Energy, Inc., 8.50%, 01/15/29(1)	230,000	230,791
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	95,252
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(1)	15,000	15,285
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	225,000	218,891
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	30,000	29,745
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	225,000	178,722
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	185,000	191,621
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	85,000	90,430
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	120,202
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	173,000	191,620
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(3)(4)	12,000	900
Nabors Industries Ltd., 7.25%, 01/15/26(1)	175,000	173,483
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,335
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	30,000	30,506
Occidental Petroleum Corp., 6.13%, 01/01/31	$185,000	$187,468
Transocean, Inc., 8.25%, 05/15/29(1)	30,000	29,846
Transocean, Inc., 8.75%, 02/15/30(1)	67,500	70,429
Transocean, Inc., 8.50%, 05/15/31(1)	45,000	44,825
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	109,186

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Venture Global Lng, Inc., 9.88%, 02/01/32(1)	$135,000	$144,144
Viper Energy Partners LP, 7.38%, 11/01/31(1)	15,000	15,475
Western Midstream Operating LP, 5.25%, 02/01/50	270,000	229,244
Total Energy		3,602,237

Financials – 11.2%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	135,000	134,004
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/29(1)	110,000	99,633
Allstate Corp. (The), Series B, 8.51%, (3-Month SOFR + 3.20%), 08/15/53(2)	245,000	245,052
American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	325,000	318,179
AON North America, Inc., 5.45%, 03/01/34	195,000	190,828
Apollo Debt Solutions Bdc, 6.90%, 04/13/29(1)	210,000	208,191
Athene Holding Ltd., 6.25%, 04/01/54	60,000	58,367
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	150,000	139,075
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	180,000	171,943
Bank of America Corp., 5.29%, (SOFR + 1.91%), 04/25/34(2)	120,000	115,642
Bank of America Corp., 5.47%, (SOFR + 1.65%), 01/23/35(2)	95,000	92,424
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	180,000	140,745
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	395,000	386,892
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	90,000	91,516
Blackstone Private Credit Fund, 2.63%, 12/15/26	69,000	62,654
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	60,000	61,698
Blue Owl Credit Income Corp., 4.70%, 02/08/27	43,000	40,645
Blue Owl Credit Income Corp., 6.65%, 03/15/31(1)	110,000	105,937
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	355,000	292,179
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	91,227
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	175,000	132,908
Capital One Financial Corp., 6.05%, (SOFR + 2.26%), 02/01/35(2)	70,000	68,879
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	110,000	89,664
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	180,000	182,611
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	145,000	134,384
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	130,000	133,453
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	172,000	170,775

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	$308,000	$301,733
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(2)	279,000	276,289
Discover Financial Services, 6.70%, 11/29/32	118,000	120,973
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	155,000	137,216
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	180,000	194,907
Global Atlantic Finance Co., 6.75%, 03/15/54(1)	35,000	33,985
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	115,000	90,829
Goldman Sachs Group, Inc. (The), 3.10%, (SOFR + 1.41%), 02/24/33(2)	205,000	170,617
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	130,000	135,040
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	14,871
Huntington Bancshares, Inc./Oh, 2.55%, 02/04/30	145,000	120,977
Huntington National Bank (The), 5.70%, (SOFR + 1.22%), 11/18/25(2)	250,000	248,553
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(3)	144,000	142,006
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	165,000	130,981
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	230,000	229,217
JPMorgan Chase & Co., 6.25%, (SOFR + 1.81%), 10/23/34(2)	110,000	113,964
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	88,735
KeyCorp, 6.40%, (SOFR + 2.42%), 03/06/35(2)	105,000	103,333
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	75,000	69,522
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	55,000	50,193
Lincoln National Corp., 7.63%, (3-Month SOFR + 2.30%), 04/20/67(2)	80,000	59,631
MetLife, Inc., Series D, 5.88%, (3-Month SOFR + 3.22%), perpetual(2)(3)	62,000	60,562
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	185,000	177,276
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	75,000	67,904
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	130,000	134,887
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	190,000	182,391
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	97,000	94,318
MSCI, Inc., 3.63%, 09/01/30(1)	459,000	399,969
National Rural Utilities Cooperative Finance Corp., 8.50%, (3-Month SOFR + 3.17%), 04/30/43(2)	105,000	104,716
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	185,000	168,353
NCR Atleos Corp., 9.50%, 04/01/29(1)	77,000	81,921
Northern Trust Corp., 6.13%, 11/02/32	245,000	252,140
Nuveen LLC, 5.85%, 04/15/34(1)	180,000	177,612
Onemain Finance Corp., 6.63%, 01/15/28	160,000	159,632
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	15,000	15,087

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	$99,000	$91,489
Prudential Financial, Inc., 6.50%, (US 5 Year CMT T- Note + 2.40%), 03/15/54(2)	195,000	192,612
Sammons Financial Group, Inc., 6.88%, 04/15/34(1)	85,000	83,895
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(3)	100,000	100,334
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	167,000	157,643
Synchrony Financial, 4.88%, 06/13/25	95,000	93,438
Synchrony Financial, 4.50%, 07/23/25	85,000	83,080
Synchrony Financial, 3.70%, 08/04/26	50,000	47,249
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	62,456
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	255,000	231,634
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	115,000	109,148
Wells Fargo & Co., Series U, 5.88%, perpetual(3)	60,000	59,739
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	215,000	207,276
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	140,000	145,823
Total Financials		10,535,661

Health Care – 3.0%
Amgen, Inc., 5.25%, 03/02/33	195,000	190,832
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	140,000	133,328
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	250,000	195,391
CVS Health Corp., 5.88%, 06/01/53	195,000	185,897
Dentsply Sirona, Inc., 3.25%, 06/01/30	270,000	233,244
Endo Finance Holdings, Inc., 8.50%, 04/15/31(1)	15,000	15,260
HCA, Inc., 5.50%, 06/01/33	170,000	165,209
HCA, Inc., 5.60%, 04/01/34	100,000	97,612
Illumina, Inc., 2.55%, 03/23/31	227,000	182,944
Iqvia, Inc., 5.70%, 05/15/28	200,000	200,210
LifePoint Health, Inc., 9.88%, 08/15/30(1)	175,000	182,446
Medline Borrower LP, 5.25%, 10/01/29(1)	150,000	139,775
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	35,000	34,820
Par Pharmaceutical, Inc., 04/01/27(1)(4)	35,000	22,629
Providence Service Corp. (The), 5.88%, 11/15/25(1)	40,000	39,054
Universal Health Services, Inc., 2.65%, 01/15/32	290,000	230,832
US Acute Care Solutions LLC, 6.38%, 03/01/26(1)	170,000	172,298
Viatris, Inc., Series WI, 2.70%, 06/22/30	225,000	186,133
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	190,000	169,118
Total Health Care		2,777,032

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials – 3.9%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	$200,277	$194,338
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	146,000	134,424
Aviation Capital Group LLC, 6.75%, 10/25/28(1)	80,000	82,275
Bnsf Funding Trust I, 6.61%, (3-Month USD LIBOR + 2.35%), 12/15/55(2)	185,000	183,258
Boeing Co. (The), 5.81%, 05/01/50	95,000	84,139
Boeing Co. (The), 5.93%, 05/01/60	143,000	125,127
Builders FirstSource, Inc., 6.38%, 03/01/34(1)	55,000	54,048
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	85,964
CoStar Group, Inc., 2.80%, 07/15/30(1)	278,000	230,923
Delta Air Lines Through Trust, Series 2015-1, 3.63%, 07/30/27	78,693	73,706
Equipmentshare.Com, Inc., 8.63%, 05/15/32(1)	15,000	15,280
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	110,000	110,724
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	160,000	153,626
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	220,000	198,954
Hertz Corp. (The), 4.63%, 12/01/26(1)	145,000	112,461
Hertz Corp. (The), 5.00%, 12/01/29(1)	110,000	75,642
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	82,721
LBM Acquisition LLC, 6.25%, 01/15/29(1)	190,000	174,594
Regal Rexnord Corp., 6.40%, 04/15/33(1)	340,000	342,919
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	75,593
Sempra Global, 3.25%, 01/15/32(1)	233,000	188,255
TransDigm, Inc., 6.63%, 03/01/32(1)	230,000	229,896
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	162,000	161,576
United Rentals North America, Inc., 3.75%, 01/15/32	265,000	226,622
Veralto Corp., 5.45%, 09/18/33(1)	215,000	210,975
WESCO Distribution, Inc., 6.63%, 03/15/32(1)	60,000	59,794
Total Industrials		3,667,834

Information Technology – 2.0%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	95,000	98,117
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	255,000	236,105
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	110,000	100,799
Commscope Technologies LLC, 6.00%, 06/15/25(1)	160,000	126,600
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	87,655
Dell International LLC / EMC Corp., 8.10%, 07/15/36	87,000	101,423
Gartner, Inc., 3.75%, 10/01/30(1)	260,000	226,524
Helios Software Holdings, Inc. / Ion Corporate Solutions Finance Sarl, 8.75%, 05/01/29(1)	75,000	75,210
Leidos, Inc., 2.30%, 02/15/31	155,000	125,081
Oracle Corp., 6.25%, 11/09/32	170,000	176,400
Oracle Corp., 5.55%, 02/06/53	100,000	91,968

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)
Rocket Software, Inc., 9.00%, 11/28/28(1)	$105,000	$105,494
Viasat, Inc., 5.63%, 09/15/25(1)	180,000	173,141
Vontier Corp., 2.95%, 04/01/31	200,000	163,937
Total Information Technology		1,888,454

Materials – 1.5%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	305,000	184,084
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	70,896
Berry Global, Inc., 5.65%, 01/15/34(1)	215,000	207,731
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	195,000	191,123
LSB Industries, Inc., 6.25%, 10/15/28(1)	150,000	142,353
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	170,000	166,786
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	87,328
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	165,000	172,058
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	250,000	224,110
Total Materials		1,446,469

Real Estate – 1.4%
EPR Properties, 4.75%, 12/15/26	115,000	110,337
EPR Properties, 3.60%, 11/15/31	110,000	89,341
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	160,000	131,004
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/01/33	155,000	158,918
Office Properties Income Trust, 4.50%, 02/01/25	140,000	110,554
Sabra Health Care LP, 3.20%, 12/01/31	250,000	200,976
Safehold GL Holdings LLC, 6.10%, 04/01/34	240,000	232,332
VICI Properties LP, 4.95%, 02/15/30	70,000	66,436
VICI Properties LP, 5.13%, 05/15/32	135,000	125,527
VICI Properties LP, 5.75%, 04/01/34	25,000	24,075
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	15,000	14,768
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	35,000	31,219
Total Real Estate		1,295,487

Utilities – 2.0%
Black Hills Corp., 6.15%, 05/15/34	240,000	239,847
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	315,000	284,902
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	53,936
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	80,000	75,876
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	261,000	257,579
NRG Energy, Inc., 7.00%, 03/15/33(1)	226,000	235,548
Pacificorp, 5.45%, 02/15/34	140,000	134,512
Pacificorp, 5.80%, 01/15/55	125,000	115,428

Security Description	Principal	Value

CORPORATE BONDS (continued)

Utilities (continued)
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	$248,000	$227,625
Sunnova Energy Corp., 5.88%, 09/01/26(1)	110,000	68,518
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	51,000	51,570
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	120,000	119,582
Total Utilities		1,864,923

Total Corporate Bonds
(Cost $31,490,017)		31,045,912

FOREIGN BONDS – 19.8%
Communication Services – 0.6%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(1)	275,000	217,334
Altice France SA/France, 5.13%, 07/15/29 (France)(1)	200,000	130,563
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	174,431
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	10,353
Total Communication Services		532,681

Consumer Discretionary – 1.4%
Amer Sports Co., 6.75%, 02/16/31 (Finland)(1)	10,000	9,857
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	235,000	225,423
Ashtead Capital, Inc., 5.80%, 04/15/34 (United Kingdom)(1)	200,000	194,743
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Jersey Island)(1)	165,000	161,767
Melco Resorts Finance Ltd., 7.63%, 04/17/32 (Hong Kong)(1)	190,000	186,671
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31 (United Kingdom)(1)	200,000	201,078
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	95,000	96,518
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26(1)	205,000	195,063
Total Consumer Discretionary		1,271,120

Consumer Staples – 0.8%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	245,000	271,905
Bat Capital Corp., 4.39%, 08/15/37 (United Kingdom)	100,000	82,129
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	95,000	88,778
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (Canada)(1)	35,000	33,891
Minerva Luxembourg SA, 8.88%, 09/13/33 (Brazil)(1)	130,000	133,851
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	135,000	128,120
Total Consumer Staples		738,674

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Energy – 2.2%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual(2)(3)	$270,000	$253,036
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	70,659
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	100,000	80,800
Ecopetrol SA, 8.88%, 01/13/33 (Colombia)	150,000	153,750
Enbridge, Inc., 7.63%, (US 5 Year CMT T- Note + 4.42%), 01/15/83 (Canada)(2)	200,000	199,621
Enbridge, Inc., 8.50%, (US 5 Year CMT T- Note + 4.43%), 01/15/84 (Canada)(2)	30,000	31,726
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	335,000	299,720
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	345,000	279,450
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	160,000	150,533
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	325,000	267,020
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	33,928
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	150,000	105,060
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	106,969
Total Energy		2,032,272

Financials – 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	175,000	161,729
Allianz SE, 6.35%, (US 5 Year CMT T-Note + 3.23%), 09/06/53 (Germany)(1)(2)	205,000	211,399
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	195,000	158,572
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(2)	36,000	34,382
Banco de Credito del Peru S.A., 3.13%, (US 5 Year CMT T- Note + 3.00%), 07/01/30 (Peru)(1)(2)	153,000	146,123
Banco de Credito E Inversiones SA, 8.75%, (US 5 Year CMT T- Note + 4.94%), perpetual (Chile)(1)(2)(3)	200,000	205,000
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)	200,000	177,368
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	216,430
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	183,895
Brookfield Finance, Inc., 6.35%, 01/05/34 (Canada)	185,000	190,222
Export-Import Bank of Korea, 5.13%, 01/11/33 (South Korea)	220,000	217,057
Ggam Finance Ltd., 6.88%, 04/15/29 (Cayman Islands)(1)	120,000	120,187
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(2)	175,000	175,789
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T-Note + 2.95%), 09/13/53 (Japan)(1)(2)	200,000	200,830
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)	200,000	195,498
UBS Group AG, 9.25%, (US 5 Year CMT T- Note + 4.76%), perpetual (Switzerland)(1)(2)(3)	60,000	65,999
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)	230,000	214,952
Total Financials		2,875,432

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government – 8.0%
Angolan Government International Bond, 8.75%, 04/14/32 (Angola)(1)	$270,000	$245,278
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(5)	671,000	294,569
Brazil Notas Do Tesouro Nacional Serie F, Series NTNF, 10.00%, 01/01/29 (Brazil) BRL	430,000	78,771
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)	475,000	454,575
Colombia Government International Bond, 8.00%, 11/14/35 (Colombia)	215,000	217,246
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	255,000	224,081
Ecuador Government International Bond, 6.00%, 07/31/30 (Ecuador)(1)(5)	198,000	139,293
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	74,000	67,016
Egypt Government International Bond, 5.88%, 02/16/31 (Egypt)(1)	20,000	15,703
Egypt Government International Bond, 8.50%, 01/31/47 (Egypt)(1)	213,000	163,648
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)	185,000	134,472
Ghana Government International Bond, 8.13%, 03/26/32 (Ghana)(1)(6)	40,000	19,525
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)	200,000	202,000
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	330,000	288,956
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	175,980
Ivory Coast Government International Bond, 8.25%, 01/30/37 (Ivory Coast)(1)	105,000	100,664
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)	200,000	198,000
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	320,000	256,880
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)	200,000	193,007
Mexico Government International Bond, 6.34%, 05/04/53 (Mexico)	205,000	191,675
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	200,000	156,500
Morocco Government International Bond, 5.50%, 12/11/42 (Morocco)(1)	25,000	21,430
Nigeria Government International Bond, 7.38%, 09/28/33 (Nigeria)(1)	220,000	183,150
Pakistan Government International Bond, 7.38%, 04/08/31 (Pakistan)(1)	155,000	123,758
Panama Government International Bond, 3.88%, 03/17/28 (Panama)	70,000	63,131
Panama Government International Bond, 7.50%, 03/01/31 (Panama)	3,000	3,041
Panama Government International Bond, 8.00%, 03/01/38 (Panama)	177,000	181,149

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	$215,000	$168,842
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	200,000	187,305
Republic of Armenia International Bond, 3.60%, 02/02/31 (Armenia)(1)	175,000	139,289
Republic of Ghana, 8.13%, 03/26/32 (Ghana)	200,000	97,625
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	225,000	215,033
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)	255,000	235,556
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	115,000	81,650
Romanian Government International Bond, 7.13%, 01/17/33 (Romania)(1)	195,000	201,581
Saudi Government International Bond, 5.50%, 10/25/32 (Saudi Arabia)(1)	325,000	327,031
Saudi Government International Bond, 4.50%, 10/26/46 (Saudi Arabia)(1)	395,000	321,925
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)	215,000	215,269
Turkey Government International Bond, 9.38%, 03/14/29 (Turkey)	150,000	163,125
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	200,000	203,500
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	385,000	415,680
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(6)	100,000	29,384
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)(6)	100,000	29,200
Venezuela Government International Bond, 9.38%, 01/13/34 (Venezuela)(6)	565,000	119,667
Total Government		7,545,160

Health Care – 0.7%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	178,450
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	115,000	93,011
ICON Investments Six Designated Activity Company, 6.00%, 05/08/34 (Ireland)	120,000	119,875
Smith & Nephew PLC, 5.40%, 03/20/34 (United Kingdom)	230,000	221,781
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Netherlands)	70,000	65,093
Total Health Care		678,210

Industrials – 0.8%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29 (India)(1)	207,000	179,252
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	282,000	271,746
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	195,578	166,490

Security Description	Principal	Value

FOREIGN BONDS (continued)

Industrials (continued)
Gfl Environmental, Inc., 6.75%, 01/15/31(1)	$5,000	$5,047
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	195,000	174,830
Total Industrials		797,365

Materials – 1.5%
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	200,000	194,688
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	96,241
Glencore Funding LLC, 5.63%, 04/04/34 (Australia)(1)	265,000	256,478
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (United Kingdom)(1)	81,000	76,812
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (United Kingdom)(1)	200,000	211,524
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	47,180
Smurfit Kappa Treasury Ulc, 5.44%, 04/03/34 (Ireland)(1)	225,000	218,125
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	70,000	71,206
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	95,000	94,912
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	178,000	176,457
Total Materials		1,443,623

Real Estate – 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	158,275

Utilities – 0.5%
Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	204,952
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	219,658
Total Utilities		424,610

Total Foreign Bonds
(Cost $18,579,988)		18,497,422

MORTGAGE BACKED SECURITIES - 13.4%

Asset Backed Security - 0.9%
Credit Acceptance Auto Loan Trust, Class A, Series 2024-1A, 5.68%, 03/15/34(1)	162,000	161,262
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(1)	205,335	204,207
Metronet Infrastructure Issuer LLC, Class A2, Series 2024-1A, 6.23%, 04/20/54(1)	175,000	173,188
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	169,793	168,370
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	180,000	178,939
Total Asset Backed Security		885,966

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities - 2.3%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 6.24%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	$155,000	$147,453
BPR Trust, Class A, Series 2022-OANA, 7.22%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	300,000	301,772
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 6.71%, (1-Month SOFR + 1.39%), 03/15/41(1)(2)	289,980	289,692
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	260,000	255,814
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(7)	85,000	73,597
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	84,357
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	165,000	152,599
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	43,277
Extended Stay America Trust, Class C, Series 2021-ESH, 7.14%, (1-Month SOFR + 1.81%), 07/15/38(1)(2)	338,275	337,965
JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C18, 4.44%, 02/15/47(2)(7)	144,000	143,599
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	270,000	275,304
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	58,046
Total Commercial Mortgage Backed Securities		2,163,475

Mortgage Backed Security - 4.0%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	168,480	169,225
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	227,838	221,460
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	616,775	611,699
Federal Home Loan Mortgage Corporation, 6.00%, 07/01/53	1,081,465	1,072,415
Federal National Mortgage Association, 3.50%, 05/01/49	24,175	21,123
Federal National Mortgage Association, 5.00%, 11/01/52	410,278	389,232
Federal National Mortgage Association, 4.50%, 11/01/52	400,866	369,706
Federal National Mortgage Association, 6.00%, 04/01/53	617,711	613,006
Federal National Mortgage Association, 5.50%, 07/01/53	272,091	264,275
Total Mortgage Backed Security		3,732,141

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities - 6.2%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(5)	$49,429	$45,580
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	90,169
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(5)	90,832	87,323
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(7)	105,473	98,369
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(7)	93,544	87,915
Arroyo Mortgage Trust, Class A3, Series 2020-1, 3.33%, 03/25/55(1)	200,000	159,129
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(5)	100,000	96,560
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(7)	234,041	213,042
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(5)	291,339	294,889
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)	93,903	81,154
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(7)	75,353	66,780
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(7)	119,666	100,228
GCAT Trust, Class A1, Series 2020-NQM1, 3.25%, 01/25/60(1)(5)	316,202	299,043
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.81%, (1-Month SOFR + 2.49%), 08/15/39(1)(2)	159,000	160,059
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(7)	91,832	88,673
Mfra Trust, Class A1, Series 2022-INV2, 4.95%, 07/25/57(1)(5)	356,185	345,623
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(7)	97,667	80,936
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(7)	34,957	32,281
New Residential Mortgage Loan Trust, Class B1, Series 2016-3A, 4.00%, 09/25/56(1)(2)(7)	348,967	320,935
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(7)	437,153	407,677
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(7)	100,000	84,737
New York Mortgage Trust, Class A1, Series 2024-CP1, 3.75%, 02/25/68(1)(2)(7)	294,749	267,018
Pretium Mortgage Credit Partners, Class A1, Series 2024-RPL1, 3.90%, 10/25/63(1)(2)(7)	244,248	226,096
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(7)	141,209	140,979
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(7)	51,635	48,741
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(7)	41,952	39,176
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(7)	97,641	95,670

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(7)	$225,000	$201,818
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(7)	100,000	86,933
Towd Point Mortgage Trust, Class A2, Series 2019-2, 3.75%, 12/25/58(1)(2)(7)	100,000	86,513
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(7)	100,000	78,937
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(5)	75,640	72,663
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(5)	91,926	84,409
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(5)	384,472	374,202
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(5)	168,253	165,758
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(5)	317,591	317,493
Visio Trust, Class A1, S eries 2019-2, 2.72%, 11/25/54(1)(2)(7)	210,638	199,441
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(5)	81,929	80,758
Total Residential Mortgage Backed Securities		5,807,707

Total Mortgage Backed Securities
(Cost $12,838,367)		12,589,289

TERM LOANS – 13.2%

Aerospace – 0.6%
Amentum Government Services Holdings LLC, 9.32%, (1-Month SOFR + 4.00%), 02/15/29(2)	14,738	14,790
Brown Group Holding, LLC, 8.47%, (1-Month SOFR + 3.15%), 06/07/28(2)	170,520	170,851
Dynasty Acquisition Co, Inc., 8.82%, (1-Month SOFR + 3.50%), 08/24/28(2)	83,214	83,705
Dynasty Acquisition Co, Inc., 8.82%, (1-Month SOFR + 3.50%), 08/24/28(2)	30,518	30,698
Mileage Plus Holdings LLC, 10.73%, (3-Month SOFR + 5.40%), 06/21/27(2)	19,500	20,044
Peraton Corp., 9.17%, (1-Month SOFR + 3.85%), 02/01/28(2)	167,430	167,699
TransDigm, Inc., 8.06%, (3-Month SOFR + 2.75%), 08/24/28(2)	74,580	75,038
Total Aerospace		562,825

Chemicals – 0.3%
Innophos Holdings, Inc., 8.93%, (1-Month SOFR + 3.61%), 02/05/27(2)	114,701	114,833
LSF11 A5 Holdco LLC, 9.67%, (1-Month SOFR + 4.35%), 10/15/28(2)	59,550	59,788
Lummus Technology Holdings V LLC, 8.93%, (1-Month SOFR + 3.61%), 12/31/29(2)	45,000	45,213

Security Description	Principal	Value

TERM LOANS (continued)

Chemicals (continued)
Nouryon Finance BV, 9.42%, (3-Month SOFR + 4.10%), 04/03/28(2)	$54,724	$54,938
Windsor Holdings III LLC, 9.32%, (1-Month SOFR + 4.00%), 08/01/30(2)	49,750	50,242
Total Chemicals		325,014

Consumer Non-Durables – 0.2%
Amer Sports Co., 8.58%, (3-Month SOFR + 3.25%), 02/17/31(2)	15,000	15,061
DS Parent, Inc., 10.80%, (3-Month SOFR + 5.50%), 12/13/30(2)	60,000	59,662
Kronos Acquisition Holdings Inc., 9.31%, (3-Month SOFR + 4.01%), 12/22/26(2)	118,772	119,127
Total Consumer Non-Durables		193,850

Energy – 0.5%
Freeport LNG Investments, 9.09%, (3-Month SOFR + 3.76%), 12/21/28(2)	168,876	168,166
Gip Pilot Acquisition Partners, L.P., 8.31%, (3-Month SOFR + 3.00%), 10/04/30(2)	14,963	15,056
Hamilton Projects Acquiror LLC, 9.93%, (1-Month SOFR + 4.61%), 06/17/27(2)	18,133	18,269
Medallion Midland Acquisition LP, 8.83%, (3-Month SOFR + 3.50%), 10/18/28(2)	29,175	29,330
Oryx Midstream Services Permian Basin LLC, 8.44%, (1-Month SOFR + 3.11%), 10/05/28(2)	58,369	58,630
Traverse Midstream, 8.83%, (3-Month SOFR + 3.50%), 02/16/28(2)	105,000	105,443
WhiteWater DBR Holdco LLC, 8.05%, (3-Month SOFR + 2.75%), 02/16/31(2)	40,000	40,092
Total Energy		434,986

Financials – 0.7%
Acrisure LLC, 8.93%, (1-Month USD LIBOR + 3.50%), 02/15/27(2)	49,741	49,777
Acrisure LLC, 9.82%, (1-Month SOFR + 4.50%), 11/06/30(2)	34,913	35,109
AssuredPartners, Inc., 8.82%, (1-Month SOFR + 3.50%), 02/14/31(2)	70,000	70,386
Asurion LLC, 8.68%, (1-Month SOFR + 3.36%), 12/23/26(2)	109,716	107,484
Asurion LLC, 8.68%, (1-Month SOFR + 3.36%), 07/31/27(2)	24,164	23,533
Blackhawk Network Holdings, Inc., 10.32%, (1-Month SOFR + 5.00%), 03/12/29(2)	54,092	54,382
Hub International Ltd., 8.57%, (1-Month SOFR + 3.25%), 06/20/30(2)	139,650	140,514
Hub International Ltd., 8.57%, (3-Month SOFR + 3.25%), 06/20/30(2)	350	352
Lannett Co., Inc., 0.00%, 06/16/30(2)(4)(7)	1,688	371
Truist Financial Corp., 0.00%, (SOFR + 0.00%), 03/24/31(8)	145,000	145,476
Total Financials		627,384

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Food and Drug – 0.0%(9)
Chobani LLC, 8.57%, (1-Month SOFR + 3.75%), 10/25/27(2)	$29,925	$30,126

Food/Tobacco – 0.8%
Del Monte Foods, Inc., 9.67%, (1-Month SOFR + 4.35%), 05/16/29(2)	103,945	88,821
Froneri US, Inc., 7.67%, (1-Month SOFR + 2.25%), 01/29/27(2)	111,822	112,069
Pegasus Bidco BV, 9.06%, (3-Month SOFR + 3.75%), 07/12/29(2)	84,088	84,456
Shearer’s Foods LLC, 9.32%, (1-Month SOFR + 4.00%), 01/31/31(2)	35,000	35,182
Sigma Bidco BV, 10.31%, (6-Month SOFR + 4.91%), 07/05/24(2)	79,643	79,709
Triton Water Holdings, Inc., 0.00%, (SOFR + 0.00%), 03/31/28(8)	95,000	94,744
Triton Water Holdings, Inc., 8.81%, (3-Month SOFR + 3.51%), 03/31/28(2)	108,806	108,513
Tropicana (Naked Juice LLC), 8.66%, (3-Month SOFR + 3.35%), 01/24/29(2)	123,741	119,922
Total Food/Tobacco		723,416

Forest Prod/Containers – 0.4%
Clydesdale Acquisition Holdings Inc., 9.09%, (1-Month SOFR + 3.68%), 04/13/29(2)	99,746	100,289
Kloeckner Pentaplast of America, Inc., 10.27%, (6-Month SOFR + 4.98%), 02/12/26(2)	112,053	101,596
Mauser Packaging Solutions Holding Co., 8.82%, (1-Month SOFR + 3.50%), 04/15/27(2)	47,528	47,642
TricorBraun Holdings, Inc., 8.68%, (1-Month SOFR + 3.36%), 03/03/28(2)	178,269	176,590
Total Forest Prod/Containers		426,117

Gaming/Leisure – 0.6%
Alterra Mountain, 0.00%, (SOFR + 0.00%), 05/31/30(8)	5,000	5,033
Caesars Entertainment, Inc., 8.07%, (1-Month SOFR + 2.75%), 02/06/31(2)	20,000	20,053
ECL Entertainment LLC, 0.00%, (SOFR + 0.00%), 08/31/30(8)	20,000	20,111
ECL Entertainment LLC, 10.07%, (3-Month SOFR + 4.75%), 09/03/30(2)	59,700	60,032
Entain, 0.00%, (SOFR + 0.00%), 10/31/29(8)	95,000	95,430
Fertitta Entertainment LLC, 9.07%, (1-Month SOFR + 3.75%), 01/27/29(2)	49,873	50,044
J&J Ventures Gaming, LLC, 9.43%, (1-Month SOFR + 4.11%), 04/26/28(2)	19,451	19,420
Merlin Buyer, Inc, 0.00%, (SOFR + 0.00%), 11/12/29(8)	75,000	75,010
One Toronto Gaming, 9.56%, (3-Month SOFR + 4.25%), 08/01/30(2)	114,775	115,540
Scientific Games Holdings LP, 0.00%, (2-Month SOFR + 0.00%), 04/04/29(8)	20,000	20,033

Security Description	Principal	Value

TERM LOANS (continued)

Gaming/Leisure (continued)
Scientific Games Holdings LP, 8.56%, (3-Month SOFR + 3.25%), 04/04/29(2)	$103,831	$104,001
Scientific Games Holdings LP, 8.56%, (2-Month SOFR + 3.25%), 04/04/29(8)	264	265
Total Gaming/Leisure		584,972

Health Care – 1.7%
Agiliti Health, 0.00%, (SOFR + 0.00%), 05/01/30(8)	155,000	155,194
Bausch & Lomb Corporation, 9.32%, (1-Month SOFR + 4.00%), 09/29/28(2)	44,775	44,999
CHG Healthcare Services, Inc., 8.68%, (1-Month SOFR + 3.36%), 09/29/28(2)	58,089	58,280
Cotiviti (Verscend), 0.00%, (SOFR + 0.00%), 03/31/31(8)	55,000	55,114
Endo Finance Holdings, Inc., 0.00%, (SOFR + 0.00%), 04/09/31(8)	30,000	29,959
eResearch Technology, Inc., 9.94%, (1-Month SOFR + 4.61%), 02/04/27(2)	49,870	50,103
Hunter US Bidco, Inc., 9.66%, (3-Month SOFR + 4.35%), 08/19/28(2)	55,797	55,936
IVC Acquisition Ltd, 10.81%, (3-Month SOFR + 5.50%), 12/12/28(2)	169,575	170,296
Medline Borrower LP, 8.07%, (1-Month SOFR + 2.75%), 10/23/28(2)	121,115	121,572
Milano Acquisition Corp., 9.41%, (3-Month SOFR + 4.10%), 10/01/27(2)	68,759	65,773
Packaging Coordinators Midco, Inc., 9.07%, (3-Month SOFR + 3.76%), 11/30/27(2)	83,493	83,877
Phoenix Guarantor, Inc., 8.57%, (1-Month SOFR + 3.25%), 02/21/31(2)	98,496	97,919
Phoenix Newco, Inc., 8.68%, (1-Month SOFR + 3.36%), 11/15/28(2)	95,266	95,677
Radiology Partners, Inc., 9.09%, (2-Month SOFR + 3.76%), 01/31/29(2)	104,738	100,767
Radnet Management, Inc., 0.00%, (SOFR + 0.00%), 04/10/31(8)	50,000	49,977
Sotera Health Holdings LLC, 8.18%, (3-Month SOFR + 2.86%), 12/11/26(2)	55,000	54,966
Southern Veterinary Partners LLC, 9.43%, (1-Month SOFR + 4.11%), 10/05/27(2)	79,678	79,952
Star Parent, Inc., 9.31%, (1-Month SOFR + 4.00%), 09/27/30(2)	80,000	80,075
Upstream Newco, Inc., 9.68%, (1-Month SOFR + 4.36%), 11/20/26(2)	56	52
Upstream Newco, Inc., 9.84%, (3-Month SOFR + 4.51%), 11/20/26(2)	21,825	20,114
Viant Medical Holdings, Inc., 9.18%, (1-Month SOFR + 3.86%), 07/02/25(2)	117,715	117,765
Waystar Technologies, Inc, 9.32%, (1-Month SOFR + 4.00%), 10/22/29(2)	25,000	25,172
Total Health Care		1,613,539

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Housing – 0.3%
Chariot Buyer LLC, 8.67%, (1-Month SOFR + 3.25%), 11/03/28(2)	$40,333	$40,347
Chariot Buyer LLC, 9.07%, (1-Month SOFR + 3.75%), 11/03/28(2)	45,000	45,149
Hunter Douglas Holding BV, 8.82%, (3-Month SOFR + 3.50%), 02/26/29(2)	94,620	94,130
Miter Brands (MI Windows), 0.00%, (SOFR + 0.00%), 03/20/31(8)	15,000	15,087
SRS Distribution, Inc., 8.67%, (1-Month SOFR + 3.35%), 06/02/28(2)	4,888	4,928
SRS Distribution, Inc., 8.93%, (1-Month SOFR + 3.61%), 06/02/28(2)	108,144	109,047
Total Housing		308,688

Information Technology – 2.0%
Ahead DB Holdings LLC, 9.56%, (3-Month SOFR + 4.25%), 02/01/31(2)	80,000	80,570
Applied Systems, 8.81%, (3-Month SOFR + 3.50%), 02/24/31(2)	178,650	180,191
Applied Systems, 10.56%, (3-Month SOFR + 5.25%), 02/23/32(2)	10,000	10,367
Barracuda Parent LLC, 9.81%, (6-Month SOFR + 4.50%), 08/15/29(2)	168,198	168,474
BMC Software (Boxer/ Bladelogic), 9.57%, (1-Month SOFR + 4.25%), 12/29/28(2)	19,950	20,097
Central Parent, Inc., 9.31%, (3-Month SOFR + 4.00%), 07/06/29(2)	108,404	108,971
ConnectWise LLC, 9.06%, (1-Month SOFR + 3.76%), 09/29/28(2)	39,100	39,206
Delivery Hero Finco LLC, 0.00%, (SOFR + 0.00%), 12/12/29(8)	180,000	180,514
Ellucian (Sophia), 8.92%, (1-Month SOFR + 3.60%), 10/07/29(2)	27,090	27,216
Endurance International Group Holdings Inc, 8.94%, (1-Month SOFR + 3.61%), 02/10/28(2)	130,000	126,141
Epicor Software Corp, 9.07%, (1-Month SOFR + 3.75%), 07/30/27(2)	4,988	5,023
Epicor Software Corp., 8.68%, (1-Month SOFR + 3.36%), 07/30/27(2)	33,601	33,788
Indicor LLC, 9.30%, (3-Month SOFR + 4.00%), 11/22/29(2)	89,102	89,904
Infinite Bidco LLC, 9.34%, (3-Month SOFR + 4.01%), 03/02/28(2)	79,798	78,634
Ncr Atleos, LLC, 10.17%, (3-Month SOFR + 4.85%), 03/22/29(2)	193	194
Ncr Atleos, LLC, 10.18%, (1-Month SOFR + 4.85%), 03/27/29(2)	54,615	55,070
Polaris Newco LLC, 9.59%, (1-Month SOFR + 4.26%), 06/02/28(2)	64,504	64,204
Project Ruby Ultimate Parent Corp., 0.00%, (SOFR + 0.00%), 03/10/28(8)	80,000	80,050
Project Ruby Ultimate Parent Corp., 8.68%, (1-Month SOFR + 3.36%), 03/10/28(2)	29,100	29,118
Project Ruby Ultimate Parent Corp., 8.93%, (1-Month SOFR + 3.61%), 03/10/28(2)	15,000	15,041

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
Proofpoint, Inc., 8.68%, (1-Month SOFR + 3.36%), 08/31/28(2)	$54,238	$54,534
RealPage, Inc., 8.43%, (1-Month SOFR + 3.11%), 04/24/28(2)	34,051	32,874
Rocket Software, Inc., 0.00%, (SOFR + 0.00%), 11/28/28(8)	145,000	144,400
SOFTWARE AG/MOSEL, 10.06%, (3-Month SOFR + 4.75%), 09/16/30(2)	37,000	37,208
UKG (Ultimate Software Group), 8.81%, (3-Month SOFR + 3.50%), 02/10/31(2)	139,257	140,055
WORLDPAY, 8.31%, (3-Month SOFR + 3.00%), 09/20/30(2)	35,000	35,194
Total Information Technology		1,837,038

Manufacturing – 0.6%
Alliance Laundry Systems LLC, 8.90%, (1-Month SOFR + 3.60%), 10/08/27(2)	28,990	29,137
Alliance Laundry Systems LLC, 8.92%, (3-Month SOFR + 3.60%), 10/08/27(2)	996	1,001
Arcline FM Holdings LLC, 10.32%, (3-Month SOFR + 4.99%), 06/23/28(2)	127,735	128,202
Arcline FM Holdings LLC, 13.82%, (3-Month SOFR + 8.51%), 06/15/29(2)	7,697	7,620
Chart Industries, Inc., 8.67%, (1-Month SOFR + 3.35%), 03/15/30(2)	54,672	54,928
CPM Holdings, Inc, 9.83%, (1-Month SOFR + 4.50%), 09/21/28(2)	68,828	69,104
Filtration Group Corp., 8.93%, (1-Month SOFR + 3.61%), 10/21/28(2)	106,558	106,965
Madison IAQ LLC, 8.68%, (1-Month SOFR + 3.36%), 06/21/28(2)	114,147	114,339
Star US Bidco LLC, 9.67%, (1-Month SOFR + 4.35%), 03/17/27(2)	46,873	47,214
Total Manufacturing		558,510

Media/Telecom - Broadcasting – 0.4%
Gray Television, Inc., 8.44%, (1-Month SOFR + 3.11%), 12/01/28(2)	118,776	111,987
Terrier Media Buyer, Inc., 8.91%, (3-Month SOFR + 3.60%), 12/17/26(2)	134,268	113,848
Univision Communications, Inc., 8.68%, (1-Month SOFR + 3.36%), 03/15/26(2)	113,830	114,049
Total Media/Telecom - Broadcasting		339,884

Media/Telecom - Cable/Wireless Video – 0.5%
CSC Holdings LLC, 9.82%, (1-Month SOFR + 4.50%), 01/18/28(2)	179,545	173,742
Directv Financing LLC, 10.68%, (1-Month SOFR + 5.36%), 08/02/29(2)	112,741	112,936
Eagle Broadband Investments LLC, 0.00%, (SOFR + 0.00%), 11/12/27(8)	90,000	89,634
Eagle Broadband Investments LLC, 8.57%, (3-Month SOFR + 3.26%), 11/12/27(2)	59,532	59,290
Total Media/Telecom - Cable/Wireless Video		435,602

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Media/Telecom - Diversified Media – 0.4%
Century DE Buyer LLC, 9.33%, (3-Month SOFR + 4.00%), 10/30/30(2)	$42,000	$42,231
McGraw-Hill Education, Inc., 10.18%, (1-Month SOFR + 4.86%), 07/28/28(2)	78,259	78,439
MH Sub I LLC, 9.57%, (1-Month SOFR + 4.25%), 05/03/28(2)	69,824	69,681
Neilson Holdings, 10.41%, (3-Month SOFR + 5.10%), 04/11/29(2)	168,637	158,741
Total Media/Telecom - Diversified Media		349,092

Media/Telecom - Telecommunications – 0.2%
Altice France SA/France, 9.28%, (3-Month SOFR + 3.69%), 01/31/26(2)	48,665	41,967
Cincinnati Bell, Inc., 8.67%, (1-Month SOFR + 3.35%), 11/22/28(2)	74,809	74,879
Numericable U.S. LLC, 8.34%, (3-Month SOFR + 2.75%), 07/31/25(2)	59,548	53,565
Total Media/Telecom - Telecommunications		170,411

Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 0.00%, (SOFR + 0.00%), 03/02/29(8)	25,000	24,021
Viasat, Inc., 9.82%, (1-Month SOFR + 4.50%), 03/02/29(2)	49,747	47,800
Total Media/Telecom - Wireless Communications		71,821

Metals/Minerals – 0.1%
Covia Holdings LLC, 9.57%, (3-Month SOFR + 4.26%), 07/31/26(2)	95,000	94,921

Retail – 0.3%
CNT Holdings Corp, 8.83%, (3-Month SOFR + 3.50%), 11/08/27(2)	74,813	75,161
EG America LLC, 11.26%, (SOFR + 5.93%), 02/07/28(2)	54,862	54,108
PetSmart, Inc., 9.17%, (1-Month SOFR + 3.85%), 02/11/28(2)	187,743	185,396
Total Retail		314,665

Service – 1.9%
Allied Universal Holdco LLC, 0.00%, (SOFR + 0.00%), 05/12/28(8)	190,000	190,356
Ascend Learning LLC, 0.00%, (SOFR + 0.00%), 12/11/28(8)	110,000	109,809
Ascend Learning LLC, 8.92%, (1-Month SOFR + 3.60%), 12/11/28(2)	74,809	74,679
BIFM US Finance LLC, 9.57%, (1-Month SOFR + 4.25%), 05/31/28(2)	40,000	40,317
Brightview Landscapes LLC, 8.33%, (3-Month SOFR + 3.25%), 04/20/29(2)	73,877	74,120
Crisis Prevention Inst, Inc., 10.04%, (3-Month SOFR + 4.75%), 04/02/31(2)	50,000	50,281
CSC Holdings LLC, 9.59%, (3-Month SOFR + 4.26%), 03/04/28(2)	119,833	106,127

Security Description	Principal	Value

TERM LOANS (continued)

Service (continued)
DG Investment Intermediate Holdings 2, Inc, 10.07%, (1-Month SOFR + 4.75%), 03/31/28(2)	$64,509	$64,697
DXP Enterprises, Inc., 10.16%, (6-Month SOFR + 4.85%), 10/15/30(2)	39,800	40,061
Garda World Security Corp., 9.58%, (3-Month SOFR + 4.25%), 02/01/29(2)	79,797	80,238
Hertz Corp. (The), 9.08%, (1-Month SOFR + 3.75%), 06/30/28(2)	114,713	105,715
Kindercare (Kuehg Corp.), 9.82%, (3-Month SOFR + 4.50%), 06/12/30(2)	134,462	135,072
NAB Holdings LLC, 8.21%, (3-Month SOFR + 2.90%), 11/23/28(2)	139,643	139,707
Planet US Buyer LLC, 8.81%, (3-Month SOFR + 3.50%), 02/07/31(2)	30,000	30,170
Titan Acquisition (Husky), 0.00%, (SOFR + 0.00%), 01/31/29(8)	85,000	85,540
Titan Acquisition (Husky), 8.44%, (1-Month SOFR + 3.11%), 02/01/29(2)	70,547	70,995
TMF Sapphire, 9.31%, (3-Month SOFR + 4.00%), 05/03/28(2)	34,913	35,080
Trugreen Limited Partnership, 9.42%, (1-Month SOFR + 4.10%), 11/02/27(2)	114,704	110,316
University Support Services LLC, 8.42%, (1-Month SOFR + 3.10%), 02/10/29(2)	125,120	125,260
Win Waste Innovations Holdings, Inc., 8.18%, (1-Month SOFR + 2.86%), 03/24/28(2)	154,719	146,556
Total Service		1,815,096

Transportation - Automotive – 0.3%
American Axle, 8.92%, (3-Month SOFR + 3.60%), 12/13/29(2)	47,196	47,476
First Brands Group LLC, 0.00%, (SOFR + 0.00%), 03/30/27(8)	50,000	48,042
First Brands Group LLC, 10.57%, (3-Month SOFR + 5.00%), 03/30/27(2)	59,860	57,515
PAI Holdco, Inc., 9.34%, (3-Month SOFR + 4.01%), 10/28/27(2)	138,848	129,545
Wand Newco 3, Inc., 9.07%, (1-Month SOFR + 3.75%), 01/30/31(2)	15,000	15,115
Total Transportation - Automotive		297,693

Utilities – 0.3%
Generation Bridge Northeast LLC, 8.82%, (1-Month SOFR + 3.50%), 08/22/29(2)	39,441	39,671
NGL Energy Operating LLC, 9.82%, (1-Month SOFR + 4.50%), 01/27/31(2)	25,000	25,134
Vistra Operations Co. LLC, 8.07%, (1-Month SOFR + 2.75%), 04/30/31(2)	35,000	35,147
Westing House, 8.07%, (1-Month SOFR + 2.75%), 01/17/31(2)	145,000	145,267
Total Utilities		245,219

Total Term Loans
(Cost $12,304,995)		12,360,869

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

U.S. GOVERNMENT SECURITIES – 9.5%
U.S. Treasury Bond
1.88%, 11/15/51	$1,005,000	$557,579
3.63%, 05/15/53	735,000	600,920
4.25%, 02/15/54	945,000	865,413
U.S. Treasury Note
1.00%, 12/15/24	1,040,000	1,012,660
0.88%, 06/30/26	555,000	508,638
4.38%, 08/15/26	215,000	212,174
1.38%, 12/31/28	490,000	421,620
2.63%, 02/15/29	3,015,000	2,744,062
3.38%, 05/15/33	1,220,000	1,102,766
4.00%, 02/15/34	930,000	880,739

Total U.S. Government Securities
(Cost $9,067,417)		8,906,571

ASSET BACKED SECURITIES – 6.8%
ACHV ABS Trust, Class A, Series 2024-1PL, 5.90%, 04/25/31(1)	193,467	193,176
ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	51,124	51,175
Affirm Asset Securitization Trust, Class 1A, Series 2022-A, 4.30%, 05/17/27(1)	70,000	69,943
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	126,356
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	133,710
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	109,000	110,816
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	5,445	5,436
Arivo Acceptance Auto Loan Receivables Trust, Class B, Series 2024-1A, 6.87%, 06/17/30(1)	228,000	226,722
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	90,000	89,495
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	48,490
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	160,000	158,969
Bhg Securitization Trust, Class A, Series 2024-1CON, 5.81%, 04/17/35(1)	197,165	196,951
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	200,000	198,928
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	26,604	26,512
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	227,295	202,425
CPS Auto Receivables Trust, Class D, Series 2022-D, 8.73%, 01/16/29(1)	100,000	104,421
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	28,290	28,258
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	105,452	104,566
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	154,997

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	$100,000	$97,742
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	160,000	159,818
Exeter Automobile Receivables Trust, Class C, Series 2024-2A, 5.74%, 05/15/29	263,000	261,297
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	49,250	46,205
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	92,432	92,687
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	125,000	126,258
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	64,652
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	230,000	229,483
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	285,000	274,362
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	58,196
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	196,800	181,419
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	52,743
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	133,985
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	109,608	110,418
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(1)	285,000	284,998
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	160,000	159,772
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	20,195	18,008
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	133,715
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	113,457	113,548
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	15,444	15,010
MVW Owner Trust, Class A, Series 2024-1A, 5.32%, 02/20/43(1)	218,424	216,024
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	8,199	8,174
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	53,743
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	159,393
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	98,621
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	217,500	212,977
Tesla Auto Lease Trust, Class B, Series 2023-A, 6.41%, 07/20/27(1)	147,000	147,665
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	202,258

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Class B, Series 2024-1A, 5.55%, 11/15/27(1)	$218,000	$216,508
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	229,510	199,317

Total Asset Backed Securities
(Cost $6,375,243)		6,360,342

RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.9%

Residential Mortgage Backed Securities - 0.9%
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(5)	443,104	445,597
Onslow Bay Financial LLC, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(5)	183,197	185,771
Onslow Bay Financial LLC, Class A1, Series 2024-NQM3, 6.13%, 12/25/63(1)(5)	164,680	164,098
Total Residential Mortgage Backed Securities		795,466
Total Residential Mortgage Backed Securities
(Cost $798,577)		795,466

COMMERCIAL MORTGAGE BACKED SECURITY - 0.3%

Commercial Mortgage Backed Securities - 0.3%
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)
(Cost $299,250)	300,000	302,988

COMMON STOCKS - 0.0%(9)
Consumer Discretionary - 0.0%(9)
West Marine (Rising Tide)*(4)	38	166
Health Care - 0.0%(9)
Endo Finance Holdings, Inc.*(4)	339	9,831
Lannett Co., Inc.*(4)	277	—
Total Health Care		9,831

Total Common Stocks
(Cost $7,550)		9,997

Security Description	Principal	Value

MONEY MARKET FUND - 4.2%
JP Morgan U.S. Government Money Market Institutional Shares, 5.16%(10) (Cost $3,923,652)	$3,923,652	$3,923,652

TOTAL INVESTMENTS - 101.2%
(Cost $95,685,056)		94,792,508
Liabilities in Excess of Other Assets - (1.2)%		(1,100,365)
Net Assets - 100.0%		$93,692,143

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $42,108,738, or 44.9% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.

(3)Perpetual security with no stated maturity date.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(5)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2024.

(6)Security in default, no interest payments are being received during the bankruptcy proceedings.

(7)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(8)The loan will settle after April 30, 2024. The interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.

(9)Amount rounds to less than 0.05%.

(10)The rate shown reflects the seven-day yield as of April 30, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

NTNF — National Treasury Note Fixed

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Currency Abbreviations

BRL —  Brazilian Real

USD —  United States Dollar

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$31,022,383	$23,529	$31,045,912
Foreign Bonds	—	18,497,422	—	18,497,422
Mortgage Backed Securities	—	12,589,289	—	12,589,289
Term Loans	—	12,360,498	371	12,360,869
U.S. Government Securities	—	8,906,571	—	8,906,571
Asset Backed Securities	—	6,360,342	—	6,360,342
Residential Mortgage Backed Securities	—	795,466	—	795,466
Commercial Mortgage Backed Security	—	302,988	—	302,988
Common Stocks	—	—	9,997	9,997
Money Market Fund	3,923,652	—	—	3,923,652
Total	$3,923,652	$90,834,959	$33,897	$94,792,508

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2024.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 61.0%

Financials - 61.0%
Ares Capital Corp.(1)	36,586	$754,037
Bain Capital Specialty Finance, Inc.	50,305	836,572
Barings BDC, Inc.	91,414	848,322
BlackRock TCP Capital Corp.	169,156	1,705,093
Blackstone Secured Lending Fund(1)	18,170	575,807
Capital Southwest Corp.	30,797	795,179
Carlyle Secured Lending, Inc.	48,334	829,895
CION Investment Corp.	61,988	708,523
Crescent Capital BDC, Inc.	50,730	879,151
Fidus Investment Corp.	37,808	769,771
FS KKR Capital Corp.	50,926	973,705
Gladstone Capital Corp.(1)	34,168	731,879
Gladstone Investment Corp.(1)	48,992	700,586
Goldman Sachs BDC, Inc.	62,672	973,923
Golub Capital BDC, Inc.	40,630	705,743
Hercules Capital, Inc.(1)	33,794	646,141
Horizon Technology Finance Corp.(1)	58,484	669,642
Main Street Capital Corp.(1)	11,904	590,438
MidCap Financial Investment Corp.	55,464	843,053
Monroe Capital Corp.	60,409	442,194
New Mountain Finance Corp.	64,906	815,868
Oaktree Specialty Lending Corp.(1)	41,918	803,149
OFS Capital Corp.	38,590	374,323
Oxford Square Capital Corp.(1)	143,046	460,608
PennantPark Floating Rate Capital Ltd.	75,355	856,786
PennantPark Investment Corp.	121,310	863,727
Portman Ridge Finance Corp.	23,829	467,525
Prospect Capital Corp.(1)	172,428	898,350
Runway Growth Finance Corp.(1)	53,759	680,051
Saratoga Investment Corp.(1)	33,939	800,960
Sixth Street Specialty Lending, Inc.	29,681	643,781
SLR Investment Corp.	59,969	921,124
Stellus Capital Investment Corp.(1)	65,952	927,285
TriplePoint Venture Growth BDC Corp.	100,867	947,141
WhiteHorse Finance, Inc.	73,711	949,398
Total Financials		27,389,730

Total Common Stocks
(Cost $28,135,102)		27,389,730

Security Description	Shares	Value

CLOSED-END FUNDS(2) - 37.2%
Ares Dynamic Credit Allocation Fund, Inc.	55,074	$768,282
BlackRock 2037 Municipal Target Term Trust(1)	6,182	148,739
BlackRock Debt Strategies Fund, Inc.	57,990	619,333
BlackRock Floating Rate Income Strategies Fund, Inc.	50,732	659,516
BlackRock Floating Rate Income Trust	49,311	632,167
BlackRock Income Trust, Inc.	66,821	751,068
BlackRock Innovation and Growth Term Trust	112,066	795,669
BlackRock Limited Duration Income Trust	49,780	665,559
Blackstone Senior Floating Rate Term Fund	44,834	632,428
Blackstone Strategic Credit Term Fund	57,747	680,260
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.	63,795	542,895
Eaton Vance Floating-Rate Income Trust(1)	49,324	659,955
Eaton Vance Senior Floating-Rate Trust	51,839	678,054
Eaton Vance Senior Income Trust(1)	100,712	639,521
First Trust Senior Floating Rate Income Fund II	79,479	821,018
Invesco Dynamic Credit Opportunity Fund	2,389	$26,303
Invesco Quality Municipal Income Trust	46,800	436,644
Invesco Senior Income Trust	198,903	853,294
KKR Income Opportunities Fund(1)	64,562	859,320
Nuveen Credit Strategies Income Fund	156,431	863,499
Nuveen Floating Rate Income Fund	92,726	797,444
Oxford Lane Capital Corp.(1)	283,537	1,414,850
Pioneer Floating Rate Fund, Inc.	76,921	736,903
XAI Octagon Floating Rate Alternative Income Trust	145,036	1,018,153

Total Closed-End Funds
(Cost $17,212,805)		16,700,874

SECURITIES LENDING COLLATERAL - 7.4%
Money Market Fund - 7.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(3)(4)
(Cost $3,317,319)	3,317,319	3,317,319

TOTAL INVESTMENTS - 105.6%
(Cost $48,665,226)		47,407,923
Liabilities in Excess of Other Assets - (5.6)%		(2,525,948)
Net Assets - 100.0%		$44,881,975

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,238,956; total market value of collateral held by the Fund was $4,391,279. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,073,960.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2024.

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$27,389,730	$—	$—	$27,389,730
Closed-End Funds	16,700,874	—	—	16,700,874
Money Market Fund	3,317,319	—	—	3,317,319
Total	$47,407,923	$—	$—	$47,407,923

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 97.3%

Communication Services - 6.2%
Cogent Communications Holdings, Inc.	2,851	$182,977
KT Corp. (South Korea)(1)	12,797	161,754
Mobile TeleSystems PJSC (Russia)(2)	387,202	4
Orange SA (France)(1)	15,445	171,285
Spok Holdings, Inc.	10,683	165,052
TELUS Corp. (Canada)	10,735	172,512
TIM SA/Brazil (Brazil)(1)	9,785	166,639
Total Communication Services		1,020,223
Consumer Staples - 1.1%
Fresh Del Monte Produce, Inc.	7,132	182,365
Energy - 34.3%
Alliance Resource Partners LP(3)	8,976	201,332
APA Corp.	5,302	166,695
Berry Corp.	22,911	194,514
Black Stone Minerals LP(3)	11,404	181,894
Canadian Natural Resources Ltd. (Canada)	2,428	184,091
ConocoPhillips	1,470	184,661
Coterra Energy, Inc.	6,604	180,685
Crescent Point Energy Corp. (Canada)	22,679	199,802
Devon Energy Corp.	3,686	188,649
Diamondback Energy, Inc.	929	186,850
Dorchester Minerals LP	5,340	172,322
Ecopetrol SA (Colombia)(1)(3)	16,258	188,755
EOG Resources, Inc.	1,425	188,285
Equinor ASA (Norway)(1)	6,680	177,621
Geopark Ltd. (Colombia)	18,859	175,766
Hess Midstream LP Class A	5,071	172,921
Imperial Oil Ltd. (Canada)	2,665	183,752
Kimbell Royalty Partners LP(3)	11,433	181,099
Natural Resource Partners LP	2,003	180,270
New Fortress Energy, Inc.(3)	5,828	152,694
Ovintiv, Inc.	3,481	178,645
Patterson-UTI Energy, Inc.	15,274	165,265
Petroleo Brasileiro SA (Brazil)(1)	12,000	203,640
Pioneer Natural Resources Co.	705	189,871
Plains All American Pipeline LP	10,368	178,641
Plains GP Holdings LP Class A*	10,003	182,155
Sabine Royalty Trust	2,867	176,406
Sitio Royalties Corp. Class A(3)	7,313	169,954
Tenaris SA(1)	4,568	150,698
Viper Energy, Inc.	4,807	183,435
Western Midstream Partners LP	5,134	175,069
Total Energy		5,596,437
Materials - 8.6%
B2Gold Corp. (Canada)	69,713	177,768
Cia Siderurgica Nacional SA (Brazil)(1)	54,958	147,837
Gerdau SA (Brazil)(1)	49,310	171,599
Gold Fields Ltd. (South Africa)(1)	11,834	191,356
ICL Group Ltd. (Israel)	33,997	157,746

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Sibanye Stillwater Ltd. (South Africa)(1)	39,463	$183,503
Southern Copper Corp. (Mexico)(3)	1,735	202,423
Vale SA (Brazil)(1)	14,472	176,124
Total Materials		1,408,356

Real Estate - 31.2%
Agree Realty Corp.	3,178	181,845
American Assets Trust, Inc.	8,329	177,824
American Tower Corp.	921	158,007
Apple Hospitality REIT, Inc.	10,845	160,072
Brixmor Property Group, Inc.	7,861	173,728
Broadstone Net Lease, Inc.	11,857	172,638
Camden Property Trust	1,821	181,517
Crown Castle, Inc.	1,714	160,739
CubeSmart	4,126	166,856
EastGroup Properties, Inc.	998	155,049
EPR Properties	4,299	174,496
Essential Properties Realty Trust, Inc.	7,020	184,907
Extra Space Storage, Inc.	1,275	171,207
First Industrial Realty Trust, Inc.	3,445	156,472
Host Hotels & Resorts, Inc.	8,622	162,697
Innovative Industrial Properties, Inc.	1,802	186,327
InvenTrust Properties Corp.	7,164	181,536
Invitation Homes, Inc.	5,142	175,856
Kimco Realty Corp.	9,216	171,694
Mid-America Apartment Communities, Inc.	1,365	177,450
National Storage Affiliates Trust	4,815	168,718
Outfront Media, Inc.	11,094	175,951
Public Storage	635	164,751
Regency Centers Corp.	2,973	176,061
Retail Opportunity Investments Corp.	14,041	172,283
Rexford Industrial Realty, Inc.(3)	3,535	151,333
Ryman Hospitality Properties, Inc.	1,537	162,123
SITE Centers Corp.	12,635	170,446
Tanger, Inc.	6,221	176,365
Terreno Realty Corp.	2,814	152,941
Total Real Estate		5,101,889
Utilities - 15.9%
Alliant Energy Corp.	3,671	182,816
American Electric Power Co., Inc.	2,162	185,997
Avista Corp.	5,315	191,234
Cia Energetica de Minas Gerais (Brazil)(1)	76,239	182,974
Clearway Energy, Inc. Class C	8,451	197,584
CMS Energy Corp.	3,061	185,527
Enel Chile SA (Chile)(1)	60,939	179,770
Eversource Energy	3,026	183,436
New Jersey Resources Corp.	4,266	186,382
NextEra Energy Partners LP(3)	6,611	187,488
NiSource, Inc.	6,670	185,826
ONE Gas, Inc.	2,848	183,753

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
PNM Resources, Inc.	4,833	$179,111
WEC Energy Group, Inc.	2,224	183,791
Total Utilities		2,595,689
Total Common Stocks
(Cost $18,472,203)		15,904,959

SECURITIES LENDING COLLATERAL - 2.5%
Money Market Fund - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(4)(5)
(Cost $399,917)	399,917	399,917

Security Description	Shares	Value
TOTAL INVESTMENTS - 99.8%
(Cost $18,872,120)		$16,304,876
Other Assets in Excess of Liabilities - 0.2%		36,757
Net Assets - 100.0%		$16,341,633

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,096,058; total market value of collateral held by the Fund was $1,148,933. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $749,016.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2024.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$15,904,955	$—	$4	$15,904,959
Money Market Fund	399,917	—	—	399,917
Total	$16,304,872	$—	$4	$16,304,876

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of April 30, 2024.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2024.

Schedule of Investments — Virtus WMC International Dividend ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 95.6%

Australia - 6.8%
Ampol Ltd.	824	$19,649
Aurizon Holdings Ltd.	3,661	9,083
BHP Group Ltd.	6,645	185,228
Computershare Ltd.	2,417	42,635
Dexus	2,784	12,841
Fortescue Ltd.	3,697	62,387
GPT Group (The)	3,270	8,939
Rio Tinto PLC	3,083	210,801
Transurban Group	1,051	8,538
Woodside Energy Group Ltd.	4,059	74,228
Total Australia		634,329
Austria - 1.2%
OMV AG	2,356	112,340
Belgium - 0.1%
Ageas SA/NV	258	11,878
Brazil - 0.4%
Yara International ASA	1,185	33,869
Canada - 10.9%
Bank of Montreal	602	53,774
Bank of Nova Scotia (The)	2,221	101,898
BCE, Inc.	2,547	83,682
Canadian Imperial Bank of Commerce	1,584	73,939
Emera, Inc.	2,529	85,295
Enbridge, Inc.	2,676	95,151
IGM Financial, Inc.	356	8,898
Keyera Corp.	3,559	91,312
Manulife Financial Corp.	5,724	133,511
Royal Bank of Canada	120	11,610
TC Energy Corp.	2,482	88,920
TELUS Corp.	6,774	108,795
Toronto-Dominion Bank (The)	1,444	85,666
Total Canada		1,022,451
China - 2.4%
BOC Hong Kong Holdings Ltd.	32,088	99,061
SITC International Holdings Co., Ltd.	56,259	122,548
Total China		221,609
Denmark - 1.0%
Tryg A/S	4,499	89,157
Finland - 1.1%
Kesko OYJ Class B	5,077	86,853
Kone OYJ Class B	183	8,945
UPM-Kymmene OYJ	278	9,767
Total Finland		105,565
France - 8.7%
AXA SA	3,505	121,343
Bouygues SA	3,194	117,973
Engie SA*	5,534	96,089

Security Description	Shares	Value

COMMON STOCKS (continued)

France (continued)
Gecina SA	250	$25,613
Orange SA	9,866	109,765
TotalEnergies SE	3,328	243,607
Vinci SA	819	96,363
Total France		810,753
Germany - 4.3%
Allianz SE	842	239,563
BASF SE	1,599	83,881
Deutsche Post AG	1,533	64,230
Siemens AG	68	12,765
Total Germany		400,439
Hong Kong - 2.4%
HKT Trust & HKT Ltd.	79,878	88,428
MTR Corp. Ltd.	13,154	43,467
Power Assets Holdings Ltd.	16,631	95,776
Total Hong Kong		227,671
Israel - 0.2%
Bank Leumi Le-Israel BM	2,779	21,762
Italy - 4.4%
Assicurazioni Generali SpA	4,940	120,728
Enel SpA	14,351	94,665
Eni SpA	2,536	40,964
Intesa Sanpaolo SpA	33,940	127,715
Snam SpA	5,802	26,638
Total Italy		410,710
Japan - 17.5%
Brother Industries Ltd.	1,678	29,812
Canon, Inc.	4,220	114,520
Daito Trust Construction Co., Ltd.	832	89,232
Daiwa House Industry Co., Ltd.	328	9,234
Hirose Electric Co. Ltd.	182	19,358
Honda Motor Co., Ltd.	9,340	107,308
Isuzu Motors Ltd.	6,442	81,671
Japan Tobacco, Inc.	6,944	186,902
Komatsu Ltd.	2,748	82,850
Kyocera Corp.	4,571	56,009
Murata Manufacturing Co. Ltd.	716	13,181
Obic Co., Ltd.	189	24,399
Otsuka Corp.	758	15,130
SBI Holdings, Inc.	3,629	88,634
SCSK Corp.	5,256	95,829
Seiko Epson Corp.	1,406	23,214
Sekisui House Ltd.	6,246	143,601
SoftBank Corp.	10,089	122,246
Sumitomo Corp.	1,696	44,681
Takeda Pharmaceutical Co., Ltd.	2,659	70,018
Tokio Marine Holdings, Inc.	3,199	101,235
Toyota Motor Corp.	3,214	74,137

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Japan (continued)
USS Co., Ltd.	5,934	$45,376
Total Japan		1,638,577
Netherlands - 0.4%
ASR Nederland NV	226	11,329
Koninklijke Ahold Delhaize NV	841	25,525
Total Netherlands		36,854
New Zealand - 0.3%
Spark New Zealand Ltd.	10,792	30,333
Norway - 2.7%
Aker BP ASA	4,053	99,241
Equinor ASA	2,533	68,167
Telenor ASA	7,208	82,991
Total Norway		250,399
Singapore - 5.0%
CapitaLand Integrated Commercial Trust	6,695	9,613
DBS Group Holdings Ltd.	3,922	100,273
Mapletree Pan Asia Commercial Trust	36,513	33,703
Oversea-Chinese Banking Corp. Ltd.	20,460	213,586
Singapore Technologies Engineering Ltd.	31,130	91,904
United Overseas Bank Ltd.	819	18,239
Total Singapore		467,318
Spain - 4.4%
ACS Actividades de Construccion y Servicios SA	2,517	100,945
Aena SME SA(1)	166	30,400
Banco Bilbao Vizcaya Argentaria SA	6,048	65,674
CaixaBank SA	21,755	114,970
Enagas SA	5,969	87,653
Iberdrola SA	807	9,913
Total Spain		409,555
Sweden - 1.1%
Tele2 AB Class B	10,615	99,307
Switzerland - 4.5%
Adecco Group AG	2,349	82,384
Kuehne + Nagel International AG	30	7,953
Novartis AG	2,714	262,912
SGS SA	658	58,023
Swatch Group AG (The)	311	12,924
Total Switzerland		424,196

Security Description	Shares	Value

COMMON STOCKS (continued)
United Kingdom - 9.8%
abrdn PLC	9,622	$17,614
British American Tobacco PLC	5,298	155,638
HSBC Holdings PLC	3,993	34,707
Imperial Brands PLC	7,025	160,507
Legal & General Group PLC	32,943	97,147
M&G PLC	9,798	24,621
National Grid PLC	9,770	127,941
Phoenix Group Holdings PLC	15,384	94,154
St James’s Place PLC	2,808	15,284
Unilever PLC	2,773	143,451
Vodafone Group PLC	49,152	41,555
Total United Kingdom		912,619
United States - 6.0%
Roche Holding AG	293	70,314
Sanofi SA	2,148	213,372
Shell PLC	719	25,722
Stellantis NV	5,821	129,710
Swiss Re AG	1,146	124,442
Total United States		563,560
Total Common Stocks
(Cost $8,320,528)		8,935,251
PREFERRED STOCKS - 1.8%
Germany - 1.8%
Bayerische Motoren Werke AG, 8.82%	1,260	129,761
Volkswagen AG, 7.66%	267	32,811
Total Germany		162,572
Total Preferred Stocks
(Cost $158,782)		162,572

TOTAL INVESTMENTS - 97.4%
(Cost $8,479,310)		9,097,823
Other Assets in Excess of Liabilities - 2.6%		245,029
Net Assets - 100.0%		$9,342,852

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $30,400, or 0.3% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$8,935,251	$—	$—	$8,935,251
Preferred Stocks	162,572	—	—	162,572
Total	$9,097,823	$—	$—	$9,097,823

Statements of Assets and Liabilities

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$83,409,710	$1,201,364,000	$13,253,624	$19,939,513
Investments, at value (including securities on loan)(a)	76,425,630	1,185,207,007	11,142,062	18,668,060
Cash	596,698	1,353,904	231,209	143,424
Receivables:
Investment securities sold	3,539,977	9,254,624	—	—
Dividends and interest	109,417	1,175,606	447	303
Capital shares sold	—	3,073,561	—	—
Securities lending	—	—	5,166	572
Tax reclaim	—	107,635	3,637	284
Prepaid expenses	287	287	287	287
Total Assets	80,672,009	1,200,172,624	11,382,808	18,812,930
Liabilities:
Bank borrowings	—	266,012,406	—	—
Payables:
Investment securities purchased	—	6,199,666	—	—
Collateral for securities on loan	—	—	953,505	288,993
Capital shares payable	3,584,065	—	—	—
Interest expense	—	1,470,662	—	—
Advisory fees	30,465	602,084	6,850	12,051
Total Liabilities	3,614,530	274,284,818	960,355	301,044
Net Assets	$77,057,479	$925,887,806	$10,422,453	$18,511,886
Net Assets Consist of:
Paid-in capital	$97,239,882	$976,978,514	$71,827,935	$36,128,070
Total distributable earnings (accumulated deficit)	(20,182,403)	(51,090,708)	(61,405,482)	(17,616,184)
Net Assets	$77,057,479	$925,887,806	$10,422,453	$18,511,886
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,300,004	45,300,004	400,004	350,004
Net asset value per share	$17.92	$20.44	$26.06	$52.89
(a)Market value of securities on loan	$—	$—	$1,699,800	$1,265,688

Statements of Assets and Liabilities (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$95,685,056	$48,665,226	$18,872,120	$8,479,310
Investments, at value (including securities on loan)(a)	94,792,508	47,407,923	16,304,876	9,097,823
Cash	52,334	739,565	373,309	131,221
Foreign currency(b)	—	—	—	7,817
Receivables:
Dividends and interest	942,772	64,152	55,176	65,582
Investment securities sold	296,136	—	11,959	38
Due from Adviser	40,546	—	—	—
Securities lending	—	11,436	656	—
Tax reclaim	—	—	2,789	43,804
Prepaid expenses	14,014	230	230	287
Total Assets	96,138,310	48,223,306	16,748,995	9,346,572
Liabilities:
Payables:
Investment securities purchased	2,290,023	—	—	—
Collateral for securities on loan	—	3,317,319	399,917	—
Insurance fees	2,650	—	—	—
Advisory fees	59,874	24,012	7,445	3,720
Transfer agent fees	17,505	—	—	—
Accounting and administration fees	23,750	—	—	—
Custody fees	1,764	—	—	—
Professional fees	31,142	—	—	—
Pricing fees	5,078	—	—	—
Report to shareholder fees	1,382	—	—	—
Trustee fees	12,731	—	—	—
Other accrued expenses	268	—	—	—
Total Liabilities	2,446,167	3,341,331	407,362	3,720
Net Assets	$93,692,143	$44,881,975	$16,341,633	$9,342,852
Net Assets Consist of:
Paid-in capital	$99,960,649	$56,357,048	$64,504,820	$8,972,705
Total distributable earnings (accumulated deficit)	(6,268,506)	(11,475,073)	(48,163,187)	370,147
Net Assets	$93,692,143	$44,881,975	$16,341,633	$9,342,852
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,250,004	2,000,004	700,004	350,004
Net asset value per share	$22.05	$22.44	$23.35	$26.69
(a)Market value of securities on loan	$—	$4,238,956	$1,096,058	$—
(b)Foreign currency, at cost	$—	$—	$—	$7,827

Statements of Operations

For the Six Months Ended April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$2,059,650	$31,804,374	$—	$12,347
Interest income	6,450	32,609	2,704	1,725
Securities lending, net of fees	—	—	30,492	16,669
Total Investment Income	2,066,100	31,836,983	33,196	30,741
Expenses:
Advisory fees	162,059	3,174,451	41,130	69,068
Interest expenses	—	6,901,054	—	—
Total Expenses	162,059	10,075,505	41,130	69,068
Net Investment Income (Loss)	1,904,041	21,761,478	(7,934)	(38,327)
Net Realized Gain (Loss) on:
Investments	(54,445)	(1,398,311)	(1,977,797)	67,868
In-kind redemptions	382,892	—	310,125	—
Total Net Realized Gain (Loss)	328,447	(1,398,311)	(1,667,672)	67,868
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	5,276,015	89,245,760	5,329,885	1,468,439
Total Change in Net Unrealized Appreciation	5,276,015	89,245,760	5,329,885	1,468,439
Net Realized and Change in Unrealized Gain	5,604,462	87,847,449	3,662,213	1,536,307
Net Increase in Net Assets Resulting from Operations	$7,508,503	$109,608,927	$3,654,279	$1,497,980
Foreign withholding taxes	$—	$155,627	$—	$—

Statements of Operations (continued)

For the Six Months Ended April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$1,743,243	$394,309	$225,408
Interest income	2,139,096	7,955	5,175	816
Securities lending, net of fees	—	59,453	7,090	—
Total Investment Income	2,139,096	1,810,651	406,574	226,224
Expenses:
Advisory fees	142,966	118,315	47,682	22,589
Professional fees	24,703	—	—	—
Accounting and administration fees	23,422	—	—	—
Pricing fees	22,274	—	—	—
Transfer agent fees	12,321	—	—	—
Trustee fees	5,289	—	—	—
Exchange listing fees	4,608	—	—	—
Report to shareholders fees	3,675	—	—	—
Custody fees	2,424	—	—	—
Insurance fees	1,026	—	—	—
Other expenses	335	—	—	—
Total Expenses	243,043	118,315	47,682	22,589
Less expense waivers/reimbursements	(87,370)	—	—	—
Net Expenses	155,673	118,315	47,682	22,589
Net Investment Income	1,983,423	1,692,336	358,892	203,635
Net Realized Gain (Loss) on:
Investments	(100,694)	(247,243)	(1,457,313)	73,028
In-kind redemptions	—	(45,365)	212,251	—
Foreign currency transactions	(904)	—	(38)	87
Total Net Realized Gain (Loss)	(101,598)	(292,608)	(1,245,100)	73,115
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,542,034	2,951,429	2,804,480	705,981
Foreign currency translations	(111)	—	4	(471)
Total Change in Net Unrealized Appreciation	1,541,923	2,951,429	2,804,484	705,510
Net Realized and Change in Unrealized Gain	1,440,325	2,658,821	1,559,384	778,625
Net Increase in Net Assets Resulting from Operations	$3,423,748	$4,351,157	$1,918,276	$982,260
Foreign withholding taxes	$—	$—	$9,948	$31,249

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,904,041	$3,929,411	$21,761,478	$42,228,880
Net realized gain (loss)	328,447	(1,999,819)	(1,398,311)	(20,326,346)
Net change in unrealized appreciation	5,276,015	2,474,881	89,245,760	17,688,788
Net increase in net assets resulting from operations	7,508,503	4,404,473	109,608,927	39,591,322
Distributions to Shareholders	(2,892,003)	(3,748,137)	(39,657,254)	(46,177,337)
Distributions to Shareholders from return of capital	—	(1,285,869)	—	(10,423,671)
Total distributions	(2,892,003)	(5,034,006)	(39,657,254)	(56,601,008)
Shareholder Transactions:
Proceeds from shares sold	21,282,725	8,236,173	246,657,717	190,529,617
Cost of shares redeemed	(5,405,901)	(5,106,974)	—	(20,377,242)
Net increase in net assets resulting from shareholder transactions	15,876,824	3,129,199	246,657,717	170,152,375
Increase in net assets	20,493,324	2,499,666	316,609,390	153,142,689
Net Assets:
Beginning of period/year	56,564,155	54,064,489	609,278,416	456,135,727
End of period/year	$77,057,479	$56,564,155	$925,887,806	$609,278,416
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,450,004	3,300,004	33,250,004	24,500,004
Shares sold	1,150,000	450,000	12,050,000	9,750,000
Shares redeemed	(300,000)	(300,000)	—	(1,000,000)
Shares outstanding, end of period/year	4,300,004	3,450,004	45,300,004	33,250,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(7,934)	$29,011	$(38,327)	$(110,020)
Net realized gain (loss)	(1,667,672)	(4,026,783)	67,868	1,686,918
Net change in unrealized appreciation (depreciation)	5,329,885	(63,857)	1,468,439	(1,260,331)
Net increase (decrease) in net assets resulting from operations	3,654,279	(4,061,629)	1,497,980	316,567
Distributions to Shareholders	(37,035)	—	—	—
Shareholder Transactions:
Proceeds from shares sold	—	—	3,012,729	—
Cost of shares redeemed	(1,229,884)	(6,019,212)	—	(2,664,613)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,229,884)	(6,019,212)	3,012,729	(2,664,613)
Increase (decrease) in net assets	2,387,360	(10,080,841)	4,510,709	(2,348,046)
Net Assets:
Beginning of period/year	8,035,093	18,115,934	14,001,177	16,349,223
End of period/year	$10,422,453	$8,035,093	$18,511,886	$14,001,177
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	450,004	700,004	300,004	350,004
Shares sold	—	—	50,000	—
Shares redeemed	(50,000)	(250,000)	—	(50,000)
Shares outstanding, end of period/year	400,004	450,004	350,004	300,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,983,423	$3,237,630	$1,692,336	$2,925,000
Net realized loss	(101,598)	(1,528,857)	(292,608)	(4,123,409)
Net change in unrealized appreciation	1,541,923	569,218	2,951,429	1,195,696
Net increase (decrease) in net assets resulting from operations	3,423,748	2,277,991	4,351,157	(2,713)
Distributions to Shareholders	(1,987,882)	(3,089,988)	(1,771,605)	(2,724,501)
Shareholder Transactions:
Proceeds from shares sold	47,917,317	40,472,226	18,948,432	36,194,903
Cost of shares redeemed	(3,279,674)	(33,834,144)	(3,240,000)	(28,608,764)
Net increase in net assets resulting from shareholder transactions	44,637,643	6,638,082	15,708,432	7,586,139
Increase in net assets	46,073,509	5,826,085	18,287,984	4,858,925
Net Assets:
Beginning of period/year	47,618,634	41,792,549	26,593,991	21,735,066
End of period/year	$93,692,143	$47,618,634	$44,881,975	$26,593,991
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	2,250,004	1,950,004	1,300,004	1,050,004
Shares sold	2,150,000	1,850,000	850,000	1,650,000
Shares redeemed	(150,000)	(1,550,000)	(150,000)	(1,400,000)
Shares outstanding, end of period/year	4,250,004	2,250,004	2,000,004	1,300,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$358,892	$863,063	$203,635	$385,030
Net realized gain (loss)	(1,245,100)	(7,046,668)	73,115	(241,998)
Net change in unrealized appreciation	2,804,484	7,181,666	705,510	1,002,822
Net increase in net assets resulting from operations	1,918,276	998,061	982,260	1,145,854
Distributions to Shareholders	(551,003)	(1,496,841)	(182,485)	(380,432)
Shareholder Transactions:
Proceeds from shares sold	1,182,735	—	—	1,270,370
Cost of shares redeemed	(3,528,323)	(27,601,677)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(2,345,588)	(27,601,677)	—	1,270,370
Increase (decrease) in net assets	(978,315)	(28,100,457)	799,775	2,035,792
Net Assets:
Beginning of period/year	17,319,948	45,420,405	8,543,077	6,507,285
End of period/year	$16,341,633	$17,319,948	$9,342,852	$8,543,077
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	800,004	1,950,004	350,004	300,004
Shares sold	50,000	—	—	50,000
Shares redeemed	(150,000)	(1,150,000))	—	—
Shares outstanding, end of period/year	700,004	800,004	350,004	350,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2024 (unaudited)

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$109,608,927
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(238,099,382)
Proceeds from sales of investments	207,785,977
Net realized (gain) loss on investments	1,398,311
Net change in unrealized (appreciation) depreciation on investments	(89,245,760)
(Increase) decrease in dividends and interest receivable	(401,905)
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(21,747)
Increase (decrease) in advisory fees payable	190,189
Increase (decrease) in interest expense	550,428
Net cash provided by (used in) operating activities	(8,235,020)

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	107,054,979
Payments for fund shares sold in excess of in-kind creations	(60,077,379)
Distributions paid	(39,657,254)
Net cash provided by (used in) financing activities	7,320,346
Net increase (decrease) in cash	(914,674)
Cash, beginning of period	2,268,578
Cash, end of period	$1,353,904

Supplemental information:
Interest paid on borrowings	$6,901,054

Non-cash financing activities:
In-kind creations — Issued	$307,308,752
In-kind creations — Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$16.40		$16.38	$24.32	$21.71	$25.26	$23.65
Investment operations:
Net investment income(1)	0.48		1.13	0.68	0.63	1.05	1.32
Net realized and unrealized gain (loss)	1.76		0.33	(7.18)	3.42	(3.14)	1.83
Total from investment operations	2.24		1.46	(6.50)	4.05	(2.09)	3.15
Less Distributions from:
Net investment income	(0.72)		(1.07)	(0.96)	(1.44)	(1.22)	(1.30)
Return of capital	—		(0.37)	(0.48)	—	(0.24)	(0.24)
Total distributions	(0.72)		(1.44)	(1.44)	(1.44)	(1.46)	(1.54)
Net Asset Value, End of period	$17.92		$16.40	$16.38	$24.32	$21.71	$25.26
Net Asset Value Total Return(2)	13.70%		8.84%	(27.70)%	18.93%	(8.06)%	13.78%
Net assets, end of period (000’s omitted)	$77,057		$56,564	$54,064	$87,539	$52,104	$37,885
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(3)	0.45%	0.45%	0.45%	0.45%	0.45	%(4)
Net investment income	5.29	%(3)	6.51%	3.25%	2.61%	4.75%	5.42%
Portfolio turnover rate(5)	7	%(6)	14%	79%	144%	38%	66%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.32		$18.62		$25.16		$19.26		$26.43		$24.47
Investment operations:
Net investment income(1)	0.55		1.48		1.50		1.18		1.40		1.44
Net realized and unrealized gain (loss)	2.57		0.20	(2)	(6.09)		6.62		(6.25)		2.80
Total from investment operations	3.12		1.68		(4.59)		7.80		(4.85)		4.24
Less Distributions from:
Net investment income	(1.00)		(1.62)		(1.95)		(1.59)		(1.81)		(2.28)
Net realized gains	—		—		—		(0.26)		(0.43)		—
Return of capital	—		(0.36)		—		(0.05)		(0.08)		—
Total distributions	(1.00)		(1.98)		(1.95)		(1.90)		(2.32)		(2.28)
Net Asset Value, End of period	$20.44		$18.32		$18.62		$25.16		$19.26		$26.43
Net Asset Value Total Return(3)	17.17%		9.15%		(19.28)%		41.52%		(18.37)%		18.37%
Net assets, end of period (000’s omitted)	$925,888		$609,278		$456,136		$527,121		$146,397		$88,525
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.54	%(4),(5)	2.52	%(6)	1.40	%(7)	1.21	%(8)	1.47	%(9)	2.00	%(10),(11)
Net investment income	5.48	%(4)	7.71%		6.64%		4.93%		6.93%		5.66%
Portfolio turnover rate(12)	20	%(13)	26%		22%		35%		96%		150%

(1)Based on average shares outstanding.

(2)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense fees of 1.74%.

(6)The ratios of expenses to average net assets include interest expense fees of 1.72%.

(7)The ratios of expenses to average net assets include interest expense fees of 0.60%.

(8)The ratios of expenses to average net assets include interest expense fees of 0.41%.

(9)The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

(10)The ratios of expenses to average net assets include interest expense of 0.75% and dividend expense on securities sold short fees of 0.45%.

(11)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(12)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(13)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$17.86		$25.88	$44.36	$38.97	$26.42	$26.87
Investment operations:
Net investment income (loss)(1)	(0.02)		0.05	(0.16)	(0.26)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	8.30		(8.07)	(18.32)	5.65	12.70	(0.32)
Total from investment operations	8.28		(8.02)	(18.48)	5.39	12.55	(0.45)
Less Distributions from:
Net investment income	(0.08)		—	—	—	—	—
Total distributions	(0.08)		—	—	—	—	—
Net Asset Value, End of period	$26.06		$17.86	$25.88	$44.36	$38.97	$26.42
Net Asset Value Total Return(2)	46.47%		(31.01)%	(41.66)%	13.85%	47.50%	(1.67)%
Net assets, end of period (000’s omitted)	$10,422		$8,035	$18,116	$35,490	$37,018	$23,775
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79%	0.79%	0.79%	0.79	%(4)
Net investment income (loss)	(0.15)	%(3)	0.22%	(0.56)%	(0.53)%	(0.41)%	(0.50)%
Portfolio turnover rate(5)	35	%(6)	66%	61%	76%	81%	67%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$46.67		$46.71	$51.83	$48.19	$37.86	$36.33
Investment operations:
Net investment loss(1)	(0.12)		(0.32)	(0.26)	(0.30)	(0.19)	(0.20)
Net realized and unrealized gain (loss)	6.34		0.28	(4.86)	3.94	10.52	1.73
Total from investment operations	6.22		(0.04)	(5.12)	3.64	10.33	1.53
Net Asset Value, End of period	$52.89		$46.67	$46.71	$51.83	$48.19	$37.86
Net Asset Value Total Return(2)	13.33%		0.09%	(9.88)%	7.56%	27.27%	4.22%
Net assets, end of period (000’s omitted)	$18,512		$14,001	$16,349	$23,325	$26,505	$26,505
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79%	0.79%	0.79%	0.79	%(4)
Net investment loss	(0.44)	%(3)	(0.63)%	(0.59)%	(0.57)%	(0.43)%	(0.51)%
Portfolio turnover rate(5)	18	%(6)	49%	48%	44%	46%	41%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.16		$21.43	$25.21	$24.66		$24.54		$23.85
Investment operations:
Net investment income(1)	0.68		1.31	0.90	0.89		0.96		1.06
Net realized and unrealized gain (loss)	0.90		(0.33)	(3.80)	0.50		0.10		0.74
Total from investment operations	1.58		0.98	(2.90)	1.39		1.06		1.80
Less Distributions from:
Net investment income	(0.69)		(1.25)	(0.88)	(0.84)		(0.91)		(1.02)
Return of capital	—		—	—	—		(0.03)		(0.09)
Total distributions	(0.69)		(1.25)	(0.88)	(0.84)		(0.94)		(1.11)
Net Asset Value, End of period	$22.05		$21.16	$21.43	$25.21		$24.66		$24.54
Net Asset Value Total Return(2)	7.48%		4.56%	(11.72)%	5.71%		4.51%		7.74%
Net assets, end of period (000’s omitted)	$93,692		$47,619	$41,793	$20,171		$18,494		$24,535
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49	%(3)	0.49%	0.49%	0.49	%(4)	0.55	%(4)	0.80%
Expenses, prior to expense waivers	0.77	%(3)	0.80%	1.02%	1.21	%(4)	1.15	%(4)	1.06%
Net investment income	6.24	%(3)	5.95%	3.92%	3.52%		3.95%		4.37%
Portfolio turnover rate(5)	31	%(6)	138%	84%	107%		103%		95%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.46		$20.70		$25.99	$17.37	$24.72		$24.85
Investment operations:
Net investment income(2)	1.18		2.51		2.13	1.71	1.89		1.70
Net realized and unrealized gain (loss)	2.07		(0.30)		(5.33)	8.62	(7.20)		(0.45)
Total from investment operations	3.25		2.21		(3.20)	10.33	(5.31)		1.25
Less Distributions from:
Net investment income	(1.27)		(2.45)		(2.09)	(1.71)	(2.04)		(1.38)
Total distributions	(1.27)		(2.45)		(2.09)	(1.71)	(2.04)		(1.38)
Net Asset Value, End of period	$22.44		$20.46		$20.70	$25.99	$17.37		$24.72
Net Asset Value Total Return(3)	16.21%		11.22%		(12.75)%	61.32%	(21.70)%		5.03%
Net assets, end of period (000’s omitted)	$44,882		$26,594		$21,735	$31,189	$19,109		$211,344
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(4),(5)	0.75	%(5)	0.75%	0.75%	0.75	%(6)	0.75	%(4)
Net investment income	10.73	%(4),(5)	11.85	%(5)	8.97%	7.27%	8.59%		9.24	%(4)
Portfolio turnover rate(7)	6	%(8)	40%		27%	34%	24%		22	%(8)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The Fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(8)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.65		$23.29		$26.84	$18.67	$24.72		$24.79
Investment operations:
Net investment income(2)	0.48		0.73		0.93	0.57	0.64		0.58
Net realized and unrealized gain (loss)	1.93		(1.17	)(3)	(3.61)	8.66	(5.95)		(0.12)
Total from investment operations	2.41		(0.44)		(2.68)	9.23	(5.31)		0.46
Less Distributions from:
Net investment income	(0.71)		(1.20)		(0.87)	(1.06)	(0.74)		(0.53)
Total distributions	(0.71)		(1.20)		(0.87)	(1.06)	(0.74)		(0.53)
Net Asset Value, End of period	$23.35		$21.65		$23.29	$26.84	$18.67		$24.72
Net Asset Value Total Return(4)	11.11%		(2.15)%		(10.25)%	50.16%	(21.53)%		1.87%
Net assets, end of period (000’s omitted)	$16,342		$17,320		$45,420	$139,583	$100,810		$244,751
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(5)	0.55%		0.55%	0.55%	0.55	%(6)	0.55	%(5)
Net investment income	4.14	%(5)	3.06%		3.52%	2.30%	2.93%		3.20	%(5)
Portfolio turnover rate(7)	55	%(8)	88%		70%	66%	91%		15	%(8)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(4)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(5)Annualized.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(8)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.41		$21.69	$28.57	$23.94	$26.41	$24.97
Investment operations:
Net investment income(1)	0.58		1.20	1.50	1.29	0.52	0.52
Net realized and unrealized gain (loss)	2.22		2.65	(5.13)	5.18	(2.08)	1.95
Total from investment operations	2.80		3.85	(3.63)	6.47	(1.56)	2.47
Less Distributions from:
Net investment income	(0.52)		(1.13)	(1.69)	(1.15)	(0.91)	(0.49)
Net realized gains	—		—	(1.56)	(0.69)	—	(0.54)
Total distributions	(0.52)		(1.13)	(3.25)	(1.84)	(0.91)	(1.03)
Net Asset Value, End of period	$26.69		$24.41	$21.69	$28.57	$23.94	$26.41
Net Asset Value Total Return(2)	11.52%		17.67%	(14.03)%	27.41%	(6.20)%	10.60%
Net assets, end of period (000’s omitted)	$9,343		$8,543	$6,507	$7,142	$4,788	$5,281
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(3)	0.49%	0.49%	0.49%	0.49%	0.49	%(4)
Net investment income	4.42	%(3)	4.77%	5.87%	4.47%	2.04%	2.08%
Portfolio turnover rate(5)	15	%(6)	61%	50%	68%	211%	88%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Notes to Financial Statements

April 30, 2024 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2024, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2024. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value (“NAV”) each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2024, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2024, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$1,699,800	$953,505	$811,829	$0
Virtus LifeSci Biotech Products ETF	1,265,688	288,993	1,041,528	0
Virtus Private Credit Strategy ETF	4,238,956	3,317,320	1,073,959	0
Virtus Real Asset Income ETF	1,096,058	399,917	749,016	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2024.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2024

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$1,765,334	$—	$—	$—	$1,765,334
Gross amount of recognized liabilities for securities lending transactions:					$1,765,334
Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$1,330,522	$—	$—	$—	$1,330,522
Gross amount of recognized liabilities for securities lending transactions:					$1,330,522
Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$4,391,279	$—	$—	$—	$4,391,279
Gross amount of recognized liabilities for securities lending transactions:					$4,391,279
Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$1,148,933	$—	$—	$—	$1,148,933
Gross amount of recognized liabilities for securities lending transactions:					$1,148,933

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2025. The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2024	2025	2026	2027
Virtus Newfleet Multi-Sector Bond ETF	$140,870	$137,763	$168,746	$87,370

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1) An indirect wholly-owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2024, Virtus Partners, Inc. held shares of the below Fund which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	52.7%

At April 30, 2024, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,595	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	473,114	1.0%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/Redemption Transaction Fee
InfraCap REIT Preferred ETF	$ 500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus LifeSci Biotech Clinical Trials ETF	500
Virtus LifeSci Biotech Products ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500
Virtus WMC International Dividend ETF	1,200

5. RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act. Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the Securities Act, in connection with the disposition of such securities. At April 30, 2024, the following Fund held a security that was considered to be restricted:

Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Virtus LifeSci Biotech Clinical Trials ETF	Scilex Holding Co	1/11/2023	$89,057	$13,542	0.1%

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

6. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021, 2022 and 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2024, the Funds had no accrued penalties or interest.

At October 31, 2023, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$68,147,413	$588,441	$(12,939,095)	$(12,350,654)
Virtus InfraCap U.S. Preferred Stock ETF	876,588,284	12,991,691	(121,469,222)	(108,477,531)
Virtus LifeSci Biotech Clinical Trials ETF	16,394,523	1,140,803	(9,129,963)	(7,989,160)
Virtus LifeSci Biotech Products ETF	17,123,648	1,846,411	(5,079,846)	(3,233,435)
Virtus Newfleet Multi-Sector Bond ETF	49,293,528	193,430	(2,751,185)	(2,557,755)
Virtus Private Credit Strategy ETF	32,873,969	74,139	(4,584,313)	(4,510,174)
Virtus Real Asset Income ETF	24,299,721	532,747	(7,126,004)	(6,593,257)
Virtus WMC International Dividend ETF	8,599,853	526,680	(664,438)	(137,758)

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2023, the following Fund incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Products ETF	$93,921

At October 31, 2023, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$11,979,428	$468,821	$12,448,249
Virtus InfraCap U.S. Preferred Stock ETF	7,866,238	4,698,612	12,564,850
Virtus LifeSci Biotech Clinical Trials ETF	25,838,539	31,229,917	57,068,456
Virtus LifeSci Biotech Products ETF	2,765,986	13,020,822	15,786,808
Virtus Newfleet Multi-Sector Bond ETF	1,741,735	3,583,641	5,325,376
Virtus Private Credit Strategy ETF	3,453,124	6,476,760	9,929,884
Virtus Real Asset Income ETF	26,035,352	17,254,178	43,289,530
Virtus WMC International Dividend ETF	93,209	280,736	373,945

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding U.S. government and agency securities and short-term securities), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2024 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$4,659,062	$4,710,381	$21,143,072	$5,346,771
Virtus InfraCap U.S. Preferred Stock ETF	238,336,272	205,818,259	307,308,752	—
Virtus LifeSci Biotech Clinical Trials ETF	3,546,377	3,529,370	—	1,229,648
Virtus LifeSci Biotech Products ETF	3,225,697	3,285,508	3,013,780	—
Virtus Newfleet Multi-Sector Bond ETF	57,158,707	18,567,350	—	—
Virtus Private Credit Strategy ETF	1,856,734	1,857,305	18,966,673	3,240,278
Virtus Real Asset Income ETF	9,315,169	9,231,593	1,182,947	3,525,105
Virtus WMC International Dividend ETF	1.382.420	1,527,048	—	—

Purchases and sales of long-term U.S. government and agency securities for the period ended April 30, 2024 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$6,022,830	$961,434

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2024, the average daily borrowings under the Agreements and the weighted daily average interest rate were $212,158,093 and 6.42%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR REPLACEMENT RISK

In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until approximately June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

11. 10% SHAREHOLDERS

As of April 30, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	62%	3
Virtus InfraCap U.S. Preferred Stock ETF	52%	2
Virtus LifeSci Biotech Clinical Trials ETF	56%	3
Virtus LifeSci Biotech Products ETF	50%	3
Virtus Newfleet Multi-Sector Bond ETF	85%	4
Virtus Private Credit Strategy ETF	80%	3
Virtus Real Asset Income ETF	69%	1
Virtus WMC International Dividend ETF	88%	4*

*Includes affiliated shareholder account.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating the impact, if any, of ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

13. NEW REGULATORY PRONOUNCEMENT

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 135.7%

Energy - 135.5%
Cheniere Energy Partners LP(1)	462,582	$22,412,098
Cheniere Energy, Inc.(1)(2)	33,559	5,296,281
Delek Logistics Partners LP	197,596	7,803,066
Energy Transfer LP(1)(2)	4,186,867	65,859,418
EnLink Midstream LLC*(1)	2,572,026	35,288,197
Enterprise Products Partners LP(1)(2)	2,301,329	64,621,318
Genesis Energy LP(1)	844,084	9,985,514
Global Partners LP	68,082	3,192,365
Hess Midstream LP Class A	484,677	16,527,486
HF Sinclair Corp.	35,627	1,932,765
Kinder Morgan, Inc.(1)(2)	181,658	3,320,708
Marathon Petroleum Corp.(2)	27,803	5,052,361
MPLX LP(1)	1,629,250	68,102,650
New Fortress Energy, Inc.	128,349	3,362,744
NuStar Energy LP(1)	2,735,622	61,742,988
ONEOK, Inc.(1)	124,461	9,847,354
Phillips 66	2,260	323,655
Plains All American Pipeline LP(1)	3,738,998	64,422,936
Sunoco LP	8,787	494,708
Targa Resources Corp.(1)	30,495	3,478,260
USA Compression Partners LP	117,696	2,851,774
Valero Energy Corp.(2)	31,216	4,990,502
Western Midstream Partners LP(1)	1,543,070	52,618,687
Williams Cos., Inc. (The)(2)	40,907	1,569,192
Total Energy		515,097,027
Utilities - 0.2%
Suburban Propane Partners LP	46,780	913,613
Total Common Stocks
(Cost $333,489,868)		516,010,640

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	957	16,308
Energy Transfer LP, Series I, 9.25%	225,127	2,469,643
NuStar Energy LP, Series B, 11.23%	1,065	27,168
Total Energy		2,513,119

Total Preferred Stocks
(Cost $2,165,965)		2,513,119

TOTAL INVESTMENTS - 136.4%
(Cost $335,655,833)		518,523,759
Liabilities in Excess of Other Assets - (36.4)%		(138,320,450)
Net Assets - 100.0%		$380,203,309

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.1)%

Written Call Options
Cheniere Energy, Inc., Expires 05/03/24, Strike Price $170.00	(10,000)	(100)	$(2,500)
Cheniere Energy, Inc., Expires 05/10/24, Strike Price $172.50	(10,000)	(100)	(2,500)
Cheniere Energy, Inc., Expires 05/17/24, Strike Price $172.50	(10,000)	(100)	(6,500)
Cheniere Energy, Inc., Expires 05/17/24, Strike Price $175.00	(10,000)	(100)	(3,000)
Energy Transfer LP, Expires 05/03/24, Strike Price $15.50	(100,000)	(1,000)	(30,000)
Energy Transfer LP, Expires 06/21/24, Strike Price $15.00	(100,000)	(1,000)	(80,000)
Enterprise Products Partners LP, Expires 05/03/24, Strike Price $29.00	(25,000)	(250)	(250)
Enterprise Products Partners LP, Expires 05/10/24, Strike Price $29.00	(25,000)	(250)	(1,000)
Kinder Morgan, Inc., Expires 05/03/24, Strike Price $18.00	(100)	(1)	(46)
Kinder Morgan, Inc., Expires 05/17/24, Strike Price $19.00	(100,000)	(1,000)	(5,000)
Marathon Petroleum Corp., Expires 05/17/24, Strike Price $210.00	(25,000)	(250)	(3,000)
Marathon Petroleum Corp., Expires 05/24/24, Strike Price $215.00	(10,000)	(100)	(6,800)
Marathon Petroleum Corp., Expires 05/31/24, Strike Price $200.00	(10,000)	(100)	(12,000)
Marathon Petroleum Corp., Expires 06/07/24, Strike Price $205.00	(10,000)	(100)	(12,500)
Marathon Petroleum Corp., Expires 06/21/24, Strike Price $220.00	(10,000)	(100)	(4,600)
Valero Energy Corp., Expires 05/03/24, Strike Price $167.50	(15,000)	(150)	(4,050)
Valero Energy Corp., Expires 05/03/24, Strike Price $170.00	(15,000)	(150)	(1,950)
Valero Energy Corp., Expires 05/10/24, Strike Price $172.50	(10,000)	(100)	(7,000)
Valero Energy Corp., Expires 05/17/24, Strike Price $175.00	(10,000)	(100)	(6,700)

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Williams Cos., Inc. (The), Expires 05/03/24, Strike Price $39.00	(20,000)	(200)	$(4,000)
Williams Cos., Inc. (The), Expires 05/10/24, Strike Price $40.00	(21,000)	(210)	(2,100)
Written Put Options
Enterprise Products Partners LP, Expires 05/17/24, Strike Price $27.00	(100,000)	(1,000)	(5,000)
Enterprise Products Partners LP, Expires 05/24/24, Strike Price $27.00	(100,000)	(1,000)	$(8,000)
Enterprise Products Partners LP, Expires 06/21/24, Strike Price $27.00	(100,000)	(1,000)	(19,000)
Kinder Morgan, Inc., Expires 05/17/24, Strike Price $18.00	(100,000)	(1,000)	(9,000)
Kinder Morgan, Inc., Expires 05/24/24, Strike Price $18.00	(100,000)	(1,000)	(12,000)
ONEOK, Inc., Expires 06/21/24, Strike Price $70.00	(75,000)	(750)	(19,500)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
ONEOK, Inc., Expires 06/21/24, Strike Price $72.50	(10,000)	(100)	$(4,250)
ONEOK, Inc., Expires 07/19/24, Strike Price $72.50	(10,000)	(100)	(7,500)
Phillips 66, Expires 05/03/24, Strike Price $147.00	(10,000)	(100)	(39,300)
Targa Resources Corp., Expires 05/17/24, Strike Price $105.00	(50,000)	(500)	(15,000)
Targa Resources Corp., Expires 05/17/24, Strike Price $110.00	(10,000)	(100)	(10,500)
Targa Resources Corp., Expires 06/21/24, Strike Price $87.50	(50,000)	(500)	(4,500)
Total Written Options - (0.1)%
(Premiums Received $572,506)			$(349,046)

*Non-income producing security.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2024 was $395,917,534.

(2)Subject to written call options.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$516,010,640	$—	$—	$516,010,640
Preferred Stocks	2,513,119	—	—	2,513,119
Total	$518,523,759	$—	$—	$518,523,759
Liability Valuation Inputs
Written Options	$344,546	$4,500	$—	$349,046
Total	$344,546	$4,500	$—	$349,046

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$335,655,833
Investments, at value	518,523,759
Cash	179,296
Due from brokers	4,160,240
Receivables:
Investment securities sold	4,545,877
Dividends and interest	586,632
Prepaid taxes	232,066
Prepaid expenses	2,860
Total Assets	528,230,730
Liabilities:
Bank borrowings	129,136,508
Payables:
Interest expense	687,001
Sub-Advisory fees	304,866
Written options, at value(a)	349,046
Deferred Income Tax Liability	17,550,000
Total Liabilities	148,027,421
Net Assets	$380,203,309
Net Assets Consist of:
Paid-in capital	$486,917,563
Total distributable earnings (accumulated deficit), net of income taxes	(106,714,254)
Net Assets	$380,203,309
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,690,000

Net asset value per share	$39.24
(a)Premiums received from written options	$572,506

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$(14,465,158)
Dividend income	2,044,640
Interest income	28,016
Less: Return of capital distributions	14,465,158
Total Investment Income	2,072,656
Expenses:
Interest expenses	3,797,988
Sub-Advisory fees	1,694,041
Total Expenses	5,492,029
Net Investment (Loss) Before Income Taxes	(3,419,373)
Current and Deferred Income Tax Benefit / (Expense)	354,150
Net Investment (Loss), Net of Income Taxes	(3,065,223)
Net Realized Gain (Loss) on:
Investments	8,568,368
Written options	1,339,693
Current and Deferred Income Tax Benefit (Expense)	(1,026,195)
Total Net Realized Gain, Net of Income Taxes	8,881,866
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	60,895,638
Written options	149,884
Current and Deferred Income Tax Benefit (Expense)	(6,322,590)
Total Change in Net Unrealized Appreciation	54,722,932
Net Realized and Change in Unrealized Gain, Net of Income Taxes	63,604,798
Net Increase in Net Assets Resulting from Operations	$60,539,575

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(3,065,223)	$(6,220,973)
Net realized gain, net of income taxes	8,881,866	37,633,482
Net change in unrealized appreciation, net of income taxes	54,722,932	5,854,071
Net increase in net assets resulting from operations	60,539,575	37,266,580
Distributions to Shareholders	(12,172,882)	(26,762,601)
Distributions to Shareholders from return of capital	(2,373,919)	—
Total distributions	(14,546,801)	(26,762,601)
Shareholder Transactions:
Proceeds from shares sold	14,810,984	23,202,124
Cost of shares redeemed	(7,212,629)	(40,630,273)
Net increase (decrease) in net assets resulting from shareholder transactions	7,598,355	(17,428,149)
Increase (decrease) in net assets	53,591,129	(6,924,170)
Net Assets:
Beginning of period/year	326,612,180	333,536,350
End of period/year	$380,203,309	$326,612,180
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	9,490,000	10,040,000
Shares sold	400,000	700,000
Shares redeemed	(200,000)	(1,250,000)
Shares outstanding, end of period/year	9,690,000	9,490,000

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the Six Months Ended April 30, 2024 (unaudited)

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$60,539,575
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(138,242,613)
Proceeds from sales of investments	138,438,872
Net proceeds from purchased and written options	2,018,517
Net realized (gain) loss on investments	(8,568,368)
Net realized (gain) loss on written options	(1,339,693)
Net change in unrealized (appreciation) depreciation on investments	(60,895,638)
Net change in unrealized (appreciation) depreciation on written options	(149,884)
(Increase) decrease in due from brokers	(4,118,277)
(Increase) decrease in dividends and interest receivable	48,924
(Increase) decrease in prepaid expenses	1,706
(Increase) decrease in prepaid taxes	2,296,194
Increase (decrease) in deferred income tax liability .	6,905,841
Increase (decrease) in current income tax liability .	(4,484,106)
Increase (decrease) in sub-advisory fees payable	40,839
Increase (decrease) in interest expense	687,001
Net cash provided by (used in) operating activities	(6,821,110)

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	31,820,788
Payments for fund shares sold in excess of in-kind creations	(12,184,348)
Distributions paid	(14,546,801)
Net cash provided by (used in) financing activities	5,089,639

Net increase (decrease) in cash	(1,731,471)
Cash, beginning of year	1,910,767
Cash, end of period	$179,296

Supplemental information:
Interest paid on borrowings	$3,797,988

Non-cash financing activities:
In-kind creations — Issued	19,782,703
In-kind creations — Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF[1]
	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$34.42	$33.22	$27.31	$13.78	$44.80	$63.87
Investment operations:
Net investment loss[2]	(0.32)	(0.65)	(0.31)	(0.33)	(0.09)	(0.96)
Net realized and unrealized gain (loss)	6.66	4.69	8.86	16.50	(28.94)	(7.91)
Total from investment operations	6.34	4.04	8.55	16.17	(29.03)	(8.87)
Less Distributions from:
Net investment income	(1.27)	(2.84)	—	—	—	—
Net realized gains	—	—	(2.64)	—	—	—
Return of capital	(0.25)	—	—	(2.64)	(1.99)	(10.20)[3]
Total distributions	(1.52)	(2.84)	(2.64)	(2.64)	(1.99)	(10.20)
Net Asset Value, End of period	$39.24	$34.42	$33.22	$27.31	$13.78	$44.80
Net Asset Value Total Return[4]	18.70%	12.91%	33.13%	121.30%	(62.67)%	(15.62)%
Net assets, end of period (000’s omitted)	$380,203	$326,612	$333,536	$294,628	$99,107	$331,936
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	2.88%[5,6]	2.18%[8]	1.64%[10]	1.40%[11]	2.01%[12]	2.41%[13]
Expenses, excluding current and deferred income tax expense/benefit	3.08%[5,7]	2.99%[9]	1.64%[10]	1.40%[11]	1.89%[12]	2.40%[13]
Net investment loss, net of income taxes	(1.72)%[5]	(1.98)%	(1.06)%	(1.31)%	(1.71)%	(1.72)%
Portfolio turnover rate[14]	26%[15]	69%	62%	99%	96%	136%

1Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

2Based on average shares outstanding.

3The per share distribution amount of $10.20 was originally misclassified and shown as distributions from net investment income in the Fund’s October 31, 2019 Annual Report. This amount has been subsequently reclassified to distributions from return of capital.

4Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

5Annualized.

6The ratios of expenses to average net assets include interest expense of 2.13% and current and deferred income tax benefit / expense of 0.20%.

7The ratios of expenses to average net assets include interest expense of 2.13%.

8The ratios of expenses to average net assets include interest expense of 2.04% and current and deferred income tax benefit / expense of 0.81%.

9The ratios of expenses to average net assets include interest expense of 2.04%.

10The ratios of expenses to average net assets include interest expense fees of 0.69%.

11The ratios of expenses to average net assets include interest expense fees of 0.45%.

12The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

13The ratios of expenses to average net assets include interest expense of 1.28% and dividend expense on securities sold short fees of 0.17%.

14Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

15Not annualized.

Notes to Financial Statements

April 30, 2024 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2024, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2024.

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of Shares outstanding and resulted in a proportionate increase in the net asset value (“NAV”) per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2024, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(i) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Affiliated Shareholders

At April 30, 2024, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	47,834	0.5%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at NAV in aggregate blocks of shares or multiples thereof called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2024	Current	Deferred	Total
Federal	$—	$21,937,046	$21,937,046
State	—	788,643	788,643
Valuation Allowance	—	(15,731,054)	(15,731,054)
Total Tax Expense/(Benefit)	$—	$6,994,635	$6,994,635

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2024
Deferred Tax Assets:
Capital Loss Carryforward	$37,122,011
Other	594,817
Total Deferred Tax Assets	40,293,425
Less Valuation Allowance	(14,191,386)
Net Deferred Tax Assets	$26,102,039
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$23,112,940
Book vs tax deferred income from MLP Investments	20,539,099
Total Deferred Tax Liabilities	43,652,039
Total Net Deferred Tax Asset/(Liability)	$(17,550,000)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended April 30, 2024, the Fund has a capital loss carryforward of $169,856,695 of which $153,290,897 expires in 2025, and $16,565,798 expires in 2026. As of the period ended April 30, 2024, the Fund has a net operating loss (NOL) carryforward of $11,789,563 that cannot be carried back and can be carried forward indefinitely. The utilization of the NOL of $11,789,563 is limited to the lesser of the aggregate of available NOLs generated after 2018 or 80% of taxable income.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$14,182,184	21.00%
State Income Taxes (Net of Federal Benefit)	577,350	0.85%
Permanent Differences, Net	(94,459)	(0.14)%
Capital Loss Carryforward Expiration	8,519,970	12.62%
Provision to Return Adjustment and Other	(459,356)	(0.68)%
Valuation Allowance	(15,731,054)	(23.29)%
Net Income Tax Expense/(Benefit)	$6,994,635	10.36%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2024, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2021 through October 31, 2023, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the period ended April 30, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

At April 30, 2024, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$320,095,491	$201,108,362	$(2,680,094)	$198,428,268

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2024 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$133,835,920	$123,538,213	$19,782,703	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2024 are as follows:

Liabilities	Equity Risk
Written options, at value	$(349,046)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2024 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Written options	$1,339,693

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$149,884

For the period ended April 30, 2024, the monthly average market value of the written options contracts held by the Fund was $(681,407).

Notes to Financial Statements (continued)

April 30, 2024 (unaudited)

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2024, the average daily borrowings under the Agreements and the weighted daily average interest rate were $100,958,346 and 6.42%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. 10% SHAREHOLDERS

As of April 30, 2024, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	55%	2

11. NEW REGULATORY PRONOUNCEMENT

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

During executive session, the Independent Trustees of ETFis Series Trust I (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 13, 2023 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)

Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit Strategy ETF (“VPC”) (no sub-adviser—Advisory Agreement only)

Virtus Real Asset Income ETF (“VRAI”) (no sub-adviser—Advisory Agreement only)

Virtus WMC International Dividend ETF (“VWID”)

(each, a “Fund” and collectively, the “Funds”)

On November 13, 2023, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, and its efforts to promote the Funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In this regard, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, for those Funds to which it provides portfolio management services, its experience in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information dated as of August 31, 2023, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, PFFA and VWID were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of BBC, BBP, VPC and VRAI, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as the Adviser’s performance in tracking the relevant indexes (i.e., tracking error).

1The Sub-Advisers include Infrastructure Capital Advisors, LLC; Virtus Fixed Income Advisers, LLC (“VFIA”); and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Specifically, with respect to BBC, the Board noted that the Fund outperformed the median and average performance of its peer group for the one-year period but underperformed the median and average performance of its peer group for each of the three-year and five-year periods. For BBP, the Board noted that the Fund outperformed the median and average performance of its peer group for the one-year and three-year periods but underperformed the median and average performance of its peer group for the five-year period. Notwithstanding BBC’s underperformance over the three-year and five-year periods and BBP’s underperformance over the five-year period, the Board considered that each of BBC and BBP still performed in accordance with its investment objective of tracking its underlying index. With respect to BBC’s and BBP’s performance, the Board also considered the Funds’ focus on biotechnology companies and how those companies performed relative to the Funds’ peer group, which was comprised mostly of funds focusing on the broader U.S. health care sector.

For VPC, the Board noted that the Fund outperformed the median and average performance of its peer group for the one-year and three-year periods. For VRAI, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year and three-year periods, but still performed in accordance with its investment objective of tracking its underlying index. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its performance relative to its peers. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which the Adviser provided portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”).

Specifically, the Board noted that the management fees and expense ratios for BBC, BBP, VRAI and VWID were higher than the median and average, but below the maximum, management fees and expense ratios of their respective peer groups. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its management fee and expense ratio relative to its peers. Further, the Board noted that the management fees and expense ratios for PFFR and NFLT were below the median and average management fees and expense ratios of their respective peer groups. For VPC, the Board noted that the management fee was equal to the median, but above the average, management fees of its peer group and the expense ratio was above the median and average, but below the maximum (when excluding acquired fund fees and expenses), expense ratios of its peer group. For PFFA, the Board noted that the management fee was above the median and average, but below the maximum, management fee of its peer group. For AMZA, the Board noted that the management fee was equal to the maximum management fee of its peer group, for which four other peers charged the same fee. In considering the management fees of both PFFA and AMZA, the Board also took into account the complexity of each Fund’s strategy. The Board also noted that, although PFFA’s and AMZA’s expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID are subject to a unified fee. The Board considered that these Funds have experienced benefits from the

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. The Board also considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser is appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and their efforts to promote each Fund. The Board also considered that VFIA, in managing NFLT, operates through its Newfleet Asset Management division (“Newfleet”). After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of NFLT’s portfolio through Newfleet. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT and PFFA, the Board noted that the Funds had outperformed the median and average performance of their respective peer groups for each of the one-year, three-year, and five-year periods. With respect to VWID, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year and three-year periods but outperformed the median and average performance of its peer group for the five-year period. With respect to PFFR, the Board noted that the Fund underperformed the average performance of its peer group for the one-year period and underperformed the median and average performance of its peer group for the five-year period, but performed equal to the median of its peer group for the one-year period, outperformed the median and average performance of its peer group for the three-year period, and still performed in accordance with its investment objective of tracking its underlying index. With respect to AMZA, the Board noted that, although the Fund underperformed the median and average performance of its peer group for the five-year period, the Fund outperformed the median and average performance of its peer group for each of the one-year and three-year periods and was within the top quartile of its peer group over the year-to-date period ended September 29, 2023.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. The Board also noted that VFIA recently rebranded after a merger of several Virtus-affiliated investment advisers (including the predecessors to Newfleet) into a single entity, which, post-merger, operate as separate divisions within VFIA. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, PFFA and VWID are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/24)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(2)(1) Not applicable.

 (a)(2)(2) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the S arbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 3, 2024

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer (Principal Financial Officer/Principal Accounting Officer)

Date	July 3, 2024

* Print the name and title of each signing officer under his or her signature.